UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Roberta R.W. Kameda, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The purpose of this Amendment to the Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies for Dodge & Cox Funds on Form N-Q for the period ended September 30, 2018, as filed with the Securities and Exchange Commission on November 14, 2018, is to update the Holdings of 5% voting securities disclosure in the Notes to the Portfolio of Investments for the Dodge & Cox Stock Fund following the discovery that one company had been inadvertently excluded.

No changes have been made to the Form N-Q other than those described above.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2018 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of six series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2018

COMMON STOCKS: 97.8%

	SHARES	VALUE
COMMUNICATION SERVICES: 15.5%
MEDIA & ENTERTAINMENT: 13.1%
Alphabet, Inc., Class A(a)	82,500	$99,584,100
Alphabet, Inc., Class C(a)	1,862,153	2,222,423,741
Charter Communications, Inc., Class A(a)	7,233,786	2,357,346,182
Comcast Corp., Class A	81,005,794	2,868,415,165
DISH Network Corp., Class A(a)	11,776,176	421,116,054
News Corp., Class A	7,528,790	99,304,740
Twenty-First Century Fox, Inc., Class A	29,309,326	1,357,901,074
Twenty-First Century Fox, Inc., Class B	8,300,600	380,333,492

		9,806,424,548
TELECOMMUNICATION SERVICES: 2.4%
AT&T, Inc.	17,865,287	599,916,337
Sprint Corp.(a)	100,731,527	658,784,187
Zayo Group Holdings, Inc.(a)(b)	15,127,500	525,226,800

		1,783,927,324

		11,590,351,872
CONSUMER DISCRETIONARY: 3.8%
AUTOMOBILES & COMPONENTS: 0.4%
Harley-Davidson, Inc.	6,581,047	298,121,429
CONSUMER DURABLES & APPAREL: 0.4%
Mattel, Inc.(a)(b)	20,504,501	321,920,666
RETAILING: 3.0%
Booking Holdings, Inc.(a)	550,355	1,091,904,320
Qurate Retail, Inc., Series A(a)	31,289,076	694,930,378
Target Corp.	4,971,854	438,567,241

		2,225,401,939

		2,845,444,034
CONSUMER STAPLES: 0.5%
FOOD, BEVERAGE & TOBACCO: 0.5%
Molson Coors Brewing Company, Class B	5,643,925	347,101,387
ENERGY: 8.9%
Anadarko Petroleum Corp.(b)	26,957,621	1,817,213,232
Apache Corp.(b)	24,184,032	1,152,852,806
Baker Hughes, a GE Company	26,498,040	896,428,693
Concho Resources, Inc.(a)	2,550,500	389,588,875
Halliburton Co.	4,546,073	184,252,339
National Oilwell Varco, Inc.(b)	16,626,498	716,269,534
Occidental Petroleum Corp.	6,011,926	493,999,959
Schlumberger, Ltd. (Curacao/United States)	14,955,645	911,097,893
Weatherford International PLC(a) (Ireland)	29,359,600	79,564,516

		6,641,267,847
FINANCIALS: 24.3%
BANKS: 9.4%
Bank of America Corp.	69,596,700	2,050,318,782
BB&T Corp.	11,315,944	549,275,922
JPMorgan Chase & Co.	16,329,700	1,842,643,348
Wells Fargo & Co.	49,727,141	2,613,658,531

		7,055,896,583
DIVERSIFIED FINANCIALS: 12.2%
American Express Co.	16,413,200	1,747,841,668
Bank of New York Mellon Corp.	27,262,624	1,390,121,197
Capital One Financial Corp.(b)	23,522,944	2,233,033,074
Charles Schwab Corp.	47,605,000	2,339,785,750
Goldman Sachs Group, Inc.	6,296,000	1,411,815,040

		9,122,596,729
INSURANCE: 2.7%
AEGON NV (Netherlands)	73,163,067	470,438,521
Brighthouse Financial, Inc.(a)	2,599,363	114,995,819
MetLife, Inc.	30,428,900	1,421,638,208

		2,007,072,548

		18,185,565,860

	SHARES	VALUE
HEALTH CARE: 24.2%
HEALTH CARE EQUIPMENT & SERVICES: 8.9%
Cigna Corp.	5,311,317	$1,106,081,765
CVS Health Corp.	9,300,000	732,096,000
Danaher Corp.	3,229,500	350,917,470
Express Scripts Holding Co.(a)	24,574,158	2,334,790,752
Medtronic PLC (Ireland)	10,823,400	1,064,697,858
UnitedHealth Group, Inc.	3,890,160	1,034,938,166

		6,623,522,011
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.3%
Alnylam Pharmaceuticals, Inc.(a)	2,813,861	246,269,115
AstraZeneca PLC ADR (United Kingdom)	33,646,973	1,331,410,722
Bristol-Myers Squibb Co.	19,848,739	1,232,209,717
Elanco Animal Health, Inc.(a)	1,280,733	44,684,774
Eli Lilly and Co.	13,900,519	1,491,664,694
Gilead Sciences, Inc.	10,945,612	845,110,702
GlaxoSmithKline PLC ADR (United Kingdom)	32,000,000	1,285,440,000
Novartis AG ADR (Switzerland)	22,080,200	1,902,430,032
Roche Holding AG ADR (Switzerland)	42,192,699	1,272,531,802
Sanofi ADR (France)	40,619,428	1,814,469,849

		11,466,221,407

		18,089,743,418
INDUSTRIALS: 5.5%
CAPITAL GOODS: 1.8%
Johnson Controls International PLC (Ireland)	37,654,251	1,317,898,785
TRANSPORTATION: 3.7%
FedEx Corp.	7,568,999	1,822,539,269
Union Pacific Corp.	5,837,300	950,487,559

		2,773,026,828

		4,090,925,613
INFORMATION TECHNOLOGY: 14.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.2%
Maxim Integrated Products, Inc.	5,795,475	326,806,836
Microchip Technology, Inc.	6,728,031	530,908,926

		857,715,762
SOFTWARE & SERVICES: 5.6%
Dell Technologies, Inc., Class V(a)	9,592,510	931,624,571
Micro Focus International PLC ADR(b) (United Kingdom)	24,000,377	443,526,967
Microsoft Corp.	22,505,200	2,573,919,724
Synopsys, Inc.(a)	2,297,233	226,530,146

		4,175,601,408
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.2%
Cisco Systems, Inc.	22,898,411	1,114,007,695
Hewlett Packard Enterprise Co.(b)	84,295,793	1,374,864,384
HP Inc.	51,646,578	1,330,932,315
Juniper Networks, Inc.(b)	25,633,165	768,225,955
TE Connectivity, Ltd. (Switzerland)	9,198,175	808,795,528

		5,396,825,877

		10,430,143,047
MATERIALS: 1.1%
Ball Corporation	2,308,578	101,554,346
Celanese Corp.	6,266,298	714,357,972

		815,912,318

TOTAL COMMON STOCKS (Cost $46,591,062,369)		$73,036,455,396

1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2018

SHORT-TERM INVESTMENTS: 2.5%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 2.1%
Fixed Income Clearing Corporation(c) 1.40%, dated 9/28/18, due 10/1/18, maturity value $1,583,715,745	$1,583,531,000	$1,583,531,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	299,281,356	299,281,356

TOTAL SHORT-TERM INVESTMENTS (Cost $1,882,812,356)		$1,882,812,356

TOTAL INVESTMENTS IN SECURITIES (Cost $48,473,874,725)	100.3%	$74,919,267,752
OTHER ASSETS LESS LIABILITIES	(0.3%)	(270,023,143)

NET ASSETS	100.0%	$74,649,244,609

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.50%-2.50%, 11/30/22-3/31/23. Total collateral value is $1,615,210,517.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	10,237	12/21/18	$1,494,090,150	$6,667,985

See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$73,036,455,396	$—	$—
Short-term Investments
Repurchase Agreement	—	1,583,531,000	—
Money Market Fund	299,281,356	—	—

Total Securities	$73,335,736,752	$1,583,531,000	$—

Other Investments
Futures Contracts
Appreciation	$6,667,985	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Dodge & Cox Stock Fund / 3

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the nine-month period ended September 30, 2018. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period
COMMON STOCKS: 8.6%
COMMUNICATION SERVICES: 0.7%
Zayo Group Holdings, Inc.(b)	14,027,500	1,100,000	—	15,127,500	$—	$—	$(29,451,620)	$525,226,800
CONSUMER DISCRETIONARY: 0.4%
Mattel, Inc.(b)	16,700,000	3,804,501	—	20,504,501	—	—	15,765,881	321,920,666
ENERGY: 4.0%
Anadarko Petroleum Corp.	27,357,621	—	(400,000)	26,957,621	20,418,216	3,924,232	371,579,604	1,817,213,232
Apache Corp.	18,700,694	5,483,338	—	24,184,032	16,767,190	—	165,690,956	1,152,852,806
National Oilwell Varco, Inc.(c)	18,698,800	1,300,000	(3,372,302)	16,626,498	2,866,394	(63,278,053)	208,520,335	—

								2,970,066,038

FINANCIALS: 0.0%
Capital One Financial Corp.(c)	26,795,511	150,000	(3,422,567)	23,522,944	32,078,613	81,012,942	(194,978,144)	—
INFORMATION TECHNOLOGY: 3.5%
Hewlett Packard Enterprise Co.	102,041,816	—	(17,746,023)	84,295,793	26,619,690	91,992,603	129,607,733	1,374,864,384
Juniper Networks, Inc.	22,833,165	2,800,000	—	25,633,165	13,337,909	—	43,410,688	768,225,955
Micro Focus International PLC ADR	14,012,968	9,987,409	—	24,000,377	17,771,945	—	(227,135,405)	443,526,967

								2,586,617,306

					$129,859,957	$113,651,724	$483,010,028	$6,403,830,810

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

4 / Dodge & Cox Stock Fund

GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	September 30, 2018

COMMON STOCKS: 94.7%

	SHARES	VALUE
COMMUNICATION SERVICES: 17.6%
MEDIA & ENTERTAINMENT: 14.6%
Alphabet, Inc., Class C(a) (United States)	206,499	$246,450,362
Altice Europe NV, Series A(a) (Netherlands)	7,733,145	20,857,222
Altice USA, Inc., Class A(a) (United States)	3,219,308	58,398,247
Baidu, Inc. ADR(a) (Cayman Islands/China)	418,600	95,725,448
Charter Communications, Inc., Class A(a) (United States)	693,597	226,029,390
Comcast Corp., Class A (United States)	7,046,600	249,520,106
DISH Network Corp., Class A(a) (United States)	1,066,600	38,141,616
Grupo Televisa SAB ADR (Mexico)	7,247,600	128,572,424
Liberty Global PLC, Series C(a) (United Kingdom)	3,937,900	110,891,264
Liberty Latin America Ltd, Series A(a) (Bermuda/United Kingdom)	1,199,000	24,987,160
Liberty Latin America Ltd, Series C(a) (Bermuda/United Kingdom)	788,562	16,268,034
Naspers, Ltd. (South Africa)	450,100	97,130,251
Television Broadcasts, Ltd. (Hong Kong)	2,509,500	7,132,586
Twenty-First Century Fox, Inc., Class A (United States)	2,008,700	93,063,071

		1,413,167,181
TELECOMMUNICATION SERVICES: 3.0%
AT&T, Inc. (United States)	864,362	29,025,276
Millicom International Cellular SA SDR (Luxembourg)	1,003,400	57,636,170
MTN Group, Ltd. (South Africa)	11,148,600	69,045,833
Sprint Corp.(a) (United States)	9,218,500	60,288,990
Zayo Group Holdings, Inc.(a) (United States)	2,108,300	73,200,176

		289,196,445

		1,702,363,626
CONSUMER DISCRETIONARY: 6.0%
AUTOMOBILES & COMPONENTS: 1.9%
Bayerische Motoren Werke AG (Germany)	894,300	80,688,425
Honda Motor Co., Ltd. (Japan)	3,289,100	99,553,027

		180,241,452
CONSUMER DURABLES & APPAREL: 0.4%
Mattel, Inc.(a) (United States)	2,741,367	43,039,462
RETAILING: 3.7%
Booking Holdings, Inc.(a) (United States)	62,780	124,555,520
JD.com, Inc. ADR(a) (Cayman Islands/China)	3,478,600	90,756,674
Qurate Retail, Inc., Series A(a) (United States)	4,378,072	97,236,979
Target Corp. (United States)	528,100	46,583,701

		359,132,874

		582,413,788
CONSUMER STAPLES: 0.7%
FOOD & STAPLES RETAILING: 0.7%
Magnit PJSC (Russia)	1,171,100	68,412,673
ENERGY: 5.8%
Anadarko Petroleum Corp. (United States)	2,132,700	143,765,307
Apache Corp. (United States)	2,203,382	105,035,220
Baker Hughes, a GE Company (United States)	401,547	13,584,335
National Oilwell Varco, Inc. (United States)	904,365	38,960,044
Occidental Petroleum Corp. (United States)	621,463	51,065,615

	SHARES	VALUE
Schlumberger, Ltd. (Curacao/United States)	1,057,800	$64,441,176
Suncor Energy, Inc. (Canada)	3,416,300	132,176,647
Weatherford International PLC(a) (Ireland)	4,434,175	12,016,614

		561,044,958
FINANCIALS: 25.9%
BANKS: 16.0%
Axis Bank, Ltd.(a) (India)	10,157,400	86,370,828
Banco Santander SA (Spain)	18,941,233	95,345,135
Bank of America Corp. (United States)	4,231,900	124,671,774
Barclays PLC (United Kingdom)	68,713,400	153,848,001
BNP Paribas SA (France)	2,367,400	144,882,442
ICICI Bank, Ltd. (India)	52,400,436	221,196,488
Kasikornbank PCL- Foreign (Thailand)	17,728,800	119,507,681
Mitsubishi UFJ Financial Group, Inc. (Japan)	7,650,000	47,743,487
Societe Generale SA (France)	3,599,800	154,517,945
Standard Chartered PLC (United Kingdom)	9,297,684	77,122,797
UniCredit SPA (Italy)	10,325,266	155,414,441
Wells Fargo & Co. (United States)	3,302,773	173,593,749

		1,554,214,768
DIVERSIFIED FINANCIALS: 8.0%
American Express Co. (United States)	739,700	78,770,653
Bank of New York Mellon Corp. (United States)	1,490,500	76,000,595
Capital One Financial Corp. (United States)	1,526,000	144,863,180
Charles Schwab Corp. (United States)	2,999,400	147,420,510
Credit Suisse Group AG (Switzerland)	6,235,799	93,721,251
Goldman Sachs Group, Inc. (United States)	450,200	100,952,848
UBS Group AG (Switzerland)	8,304,500	131,159,313

		772,888,350
INSURANCE: 1.9%
AEGON NV (Netherlands)	11,219,967	72,794,585
Aviva PLC (United Kingdom)	18,209,820	116,181,283

		188,975,868

		2,516,078,986
HEALTH CARE: 20.9%
HEALTH CARE EQUIPMENT & SERVICES: 5.9%
Cigna Corp. (United States)	466,700	97,190,275
CVS Health Corp. (United States)	1,295,300	101,966,016
Express Scripts Holding Co.(a) (United States)	2,160,200	205,240,602
Medtronic PLC (Ireland)	895,000	88,041,150
UnitedHealth Group, Inc. (United States)	285,700	76,007,628

		568,445,671
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.0%
Alnylam Pharmaceuticals, Inc.(a) (United States)	358,500	31,375,920
AstraZeneca PLC (United Kingdom)	1,978,200	153,749,186
Bayer AG (Germany)	969,920	86,159,906
Bristol-Myers Squibb Co. (United States)	2,006,800	124,582,144
Elanco Animal Health, Inc.(a) (United States)	152,800	5,331,192
Eli Lilly and Co. (United States)	1,198,448	128,605,455
GlaxoSmithKline PLC (United Kingdom)	10,727,400	214,876,859
Novartis AG (Switzerland)	2,741,200	235,742,083
Novartis AG ADR (Switzerland)	260,900	22,479,144
Roche Holding AG (Switzerland)	855,900	207,346,877
Sanofi (France)	2,755,562	244,941,973

		1,455,190,739

		2,023,636,410

1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	September 30, 2018

COMMON STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 5.9%
CAPITAL GOODS: 3.2%
Johnson Controls International PLC (Ireland)	5,578,840	$195,259,400
Mitsubishi Electric Corp. (Japan)	3,684,500	50,474,602
Schneider Electric SA (France)	848,578	68,277,263

		314,011,265
TRANSPORTATION: 2.7%
FedEx Corp. (United States)	616,300	148,398,877
Union Pacific Corp. (United States)	691,100	112,531,813

		260,930,690

		574,941,955
INFORMATION TECHNOLOGY: 7.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.4%
Microchip Technology, Inc. (United States)	565,500	44,623,605
SOFTWARE & SERVICES: 3.4%
Dell Technologies, Inc., Class V(a) (United States)	1,252,416	121,634,642
Micro Focus International PLC ADR (United Kingdom)	3,319,349	61,341,569
Microsoft Corp. (United States)	1,260,000	144,106,200

		327,082,411
TECHNOLOGY, HARDWARE & EQUIPMENT: 3.9%
Hewlett Packard Enterprise Co. (United States)	6,716,024	109,538,351
HP Inc. (United States)	2,080,200	53,606,754
Juniper Networks, Inc. (United States)	3,167,168	94,920,025
Samsung Electronics Co., Ltd. (South Korea)	1,146,200	47,997,287
TE Connectivity, Ltd. (Switzerland)	823,815	72,438,053

		378,500,470

		750,206,486
MATERIALS: 3.8%
Celanese Corp. (United States)	519,000	59,166,000
Cemex SAB de CV ADR (Mexico)	15,489,917	109,049,016
LafargeHolcim, Ltd. (Switzerland)	1,142,520	56,404,212
Linde AG (Germany)	624,910	147,794,953

		372,414,181
REAL ESTATE: 0.4%
Hang Lung Group, Ltd. (Hong Kong)	15,217,900	40,434,104
TOTAL COMMON STOCKS (Cost $7,584,534,136)		$9,191,947,167

PREFERRED STOCKS: 3.8%
ENERGY: 0.8%
Petroleo Brasileiro SA(a) (Brazil)	15,577,206	81,346,839
FINANCIALS: 1.7%
BANKS: 1.7%
Itau Unibanco Holding SA (Brazil)	14,808,329	161,813,413
INFORMATION TECHNOLOGY: 1.3%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.3%
Samsung Electronics Co., Ltd. (South Korea)	3,795,700	129,517,462

TOTAL PREFERRED STOCKS (Cost $216,742,275)		$372,677,714

EQUITY-LINKED NOTE: 0.6%

	SHARES	VALUE
COMMUNICATION SERVICES: 0.6%
MEDIA & ENTERTAINMENT: 0.6%
Naspers, Ltd. excluding Tencent Holdings, Ltd.(a)(c) (South Africa)	191,000	$53,613,700

TOTAL EQUITY-LINKED NOTE (Cost $49,510,485)		$53,613,700

SHORT-TERM INVESTMENTS: 0.8%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 0.4%
Fixed Income Clearing Corporation(b) 1.40%, dated 9/28/18, due 10/1/18, maturity value $35,605,153	$35,601,000	$35,601,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	39,264,837	39,264,837

TOTAL SHORT-TERM INVESTMENTS (Cost $74,865,837)		$74,865,837

TOTAL INVESTMENTS IN SECURITIES (Cost $7,925,652,733)	99.9%	$9,693,104,418
OTHER ASSETS LESS LIABILITIES	0.1%	11,942,985

NET ASSETS	100.0%	$9,705,047,403

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.25%-2.75%, 7/31/23. Total collateral value is $36,313,662.
(c)

Equity-linked note issued by JPMorgan Chase Bank, N.A. The note is designed to provide exposure to Naspers, Ltd. excluding the effect of Naspers, Ltd.’s investment in Tencent Holdings, Ltd. The note is exempt from registration under Rule 144A of the Securities Act of 1933. The note may be resold in transactions exempt from registration, normally to qualified institutional buyers. The note has been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	September 30, 2018

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	408	12/21/18	$59,547,600	$136,979

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to sell CHF:
Bank of America	10/24/18	33,540,846	33,000,000	$(150,371)
Bank of America	10/24/18	33,510,057	33,000,000	(181,161)
Citibank	10/24/18	19,249,103	19,000,000	(148,871)
Citibank	11/7/18	12,041,098	11,900,000	(123,322)
Citibank	11/7/18	12,026,592	11,900,000	(137,827)
Barclays	11/21/18	10,246,889	10,100,000	(90,467)
Barclays	11/21/18	10,250,997	10,100,000	(86,358)
JPMorgan	11/28/18	20,271,126	20,000,000	(211,714)
Contracts to sell CNH:
Credit Suisse	1/9/19	7,298,389	48,278,840	308,700
HSBC	1/9/19	1,820,112	12,069,710	72,690
HSBC	1/9/19	1,820,579	12,069,710	73,157
HSBC	1/9/19	5,460,337	36,209,130	218,070
HSBC	1/9/19	5,461,737	36,209,130	219,470
JPMorgan	1/16/19	22,554,310	147,128,533	1,257,837
JPMorgan	1/16/19	35,845,717	233,832,367	1,999,089
Citibank	1/30/19	7,918,195	51,135,704	519,400
Citibank	1/30/19	7,803,155	50,372,484	514,789
Citibank	1/30/19	439,944	2,840,015	29,024
Citibank	1/30/19	446,430	2,883,046	29,284
HSBC	1/30/19	7,881,608	50,881,297	519,623
HSBC	1/30/19	444,367	2,868,702	29,296
UBS	1/30/19	7,916,357	51,135,705	517,561
UBS	1/30/19	446,327	2,883,047	29,180
Citibank	2/13/19	5,050,348	32,500,000	349,825
Credit Suisse	2/13/19	5,047,760	32,500,000	347,237
Citibank	6/12/19	10,779,347	70,000,000	686,470
Barclays	7/24/19	14,015,826	96,000,000	187,829
JPMorgan	7/31/19	9,949,363	68,332,224	108,263
Citibank	8/7/19	11,053,953	76,404,924	52,008
Citibank	8/7/19	12,047,102	82,856,354	116,181
Citibank	8/7/19	11,988,187	82,856,354	57,266
HSBC	8/7/19	11,875,064	81,619,692	122,217
HSBC	8/7/19	11,096,980	76,404,924	95,034
HSBC	8/7/19	10,946,297	75,264,552	108,560
Barclays	8/28/19	6,702,608	46,000,000	82,026
Citibank	8/28/19	21,723,766	149,075,000	268,042
Goldman Sachs	8/28/19	21,713,641	149,075,000	257,917
JPMorgan	8/28/19	21,391,114	146,850,000	255,625

Counterparty	Settle Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to buy CHF:
Morgan Stanley	12/19/18	3,435,534	3,300,000	(47,992)
Contracts to buy CNH:
Credit Suisse	1/9/19	1,401,274	9,680,000	172

Unrealized gain on currency forward contracts				9,431,842
Unrealized loss on currency forward contracts				(1,178,083)

Net unrealized gain on currency forward contracts				$8,253,759

The listed counterparty may be the parent company or one of its subsidiaries.

CHF:Swiss Franc

CNH:Chinese Yuan Renminbi

3 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Equity-linked notes are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$1,702,363,626	$—	$—
Consumer Discretionary	582,413,788	—	—
Consumer Staples	68,412,673	—	—
Energy	561,044,958	—	—
Financials	2,516,078,986	—	—
Health Care	2,023,636,410	—	—
Industrials	574,941,955	—	—
Information Technology	750,206,486	—	—
Materials	372,414,181	—	—
Real Estate	40,434,104	—	—
Preferred Stocks
Energy	81,346,839	—	—
Financials	161,813,413	—	—
Information Technology	129,517,462	—	—
Equity-Linked Note
Communication Services	—	53,613,700	—
Short-term Investments
Repurchase Agreement	—	35,601,000	—
Money Market Fund	39,264,837	—	—

Total Securities	$9,603,889,718	$89,214,700	$—

Other Investments
Futures Contracts
Appreciation	$136,979	$—	$—
Currency Forward Contracts
Appreciation	—	9,431,842	—
Depreciation	—	(1,178,083)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Global Stock Fund

INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	September 30, 2018

COMMON STOCKS: 92.1%

	SHARES	VALUE
COMMUNICATION SERVICES: 11.2%
MEDIA & ENTERTAINMENT: 8.8%
Altice Europe NV, Series A(a) (Netherlands)	48,237,877	$130,103,355
Altice USA, Inc., Class A(a) (United States)	23,613,025	428,340,273
Baidu, Inc. ADR(a) (Cayman Islands/China)	3,214,987	735,203,227
Grupo Televisa SAB ADR (Mexico)	43,451,080	770,822,159
Liberty Global PLC, Series A(a)(b) (United Kingdom)	18,753,503	542,538,842
Liberty Global PLC, Series C(a) (United Kingdom)	34,615,554	974,774,001
Liberty Latin America Ltd, Series A(a)(b) (Bermuda/United Kingdom)	3,917,037	81,631,051
Liberty Latin America Ltd, Series C(a) (Bermuda/United Kingdom)	5,535,198	114,191,135
Naspers, Ltd. (South Africa)	5,888,895	1,270,806,155
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	113,754,434

		5,162,164,632
TELECOMMUNICATION SERVICES: 2.4%
America Movil SAB de CV, Series L (Mexico)	493,700,600	397,039,331
Millicom International Cellular SA SDR(b) (Luxembourg)	7,561,236	434,323,984
MTN Group, Ltd.(b) (South Africa)	95,818,980	593,428,888

		1,424,792,203

		6,586,956,835
CONSUMER DISCRETIONARY: 5.8%
AUTOMOBILES & COMPONENTS: 3.9%
Bayerische Motoren Werke AG (Germany)	10,020,001	904,056,917
Honda Motor Co., Ltd. (Japan)	29,844,355	903,315,762
Yamaha Motor Co., Ltd. (Japan)	16,149,500	452,703,375

		2,260,076,054
RETAILING: 1.9%
Booking Holdings, Inc.(a) (United States)	218,600	433,702,400
JD.com, Inc. ADR(a) (Cayman Islands/China)	26,935,248	702,740,620

		1,136,443,020

		3,396,519,074
CONSUMER STAPLES: 0.6%
FOOD & STAPLES RETAILING: 0.6%
Magnit PJSC(b) (Russia)	5,978,285	349,236,149
ENERGY: 5.5%
Equinor ASA (Norway)	21,365,604	602,476,562
Schlumberger, Ltd. (Curacao/United States)	16,617,224	1,012,321,286
Suncor Energy, Inc. (Canada)	27,632,700	1,069,109,163
Total SA (France)	7,121,030	461,678,154
Weatherford International PLC(a) (Ireland)	34,997,592	94,843,474

		3,240,428,639
FINANCIALS: 26.7%
BANKS: 19.5%
Axis Bank, Ltd.(a) (India)	83,087,525	706,513,318
Banco Santander SA (Spain)	163,519,395	823,113,191
Barclays PLC (United Kingdom)	535,660,998	1,199,334,826
BNP Paribas SA (France)	23,641,858	1,446,857,367
ICICI Bank, Ltd.(b) (India)	372,853,909	1,573,917,729
Kasikornbank PCL- Foreign(b) (Thailand)	95,996,927	647,103,589
Lloyds Banking Group PLC (United Kingdom)	1,017,285,600	785,878,929
Mitsubishi UFJ Financial Group, Inc. (Japan)	145,676,200	909,162,061

	SHARES	VALUE
Societe Generale SA (France)	27,510,442	$1,180,859,201
Standard Chartered PLC (United Kingdom)	107,834,813	894,472,475
UniCredit SPA (Italy)	85,589,562	1,288,281,961

		11,455,494,647
DIVERSIFIED FINANCIALS: 4.2%
Credit Suisse Group AG (Switzerland)	63,657,108	956,737,664
Haci Omer Sabanci Holding AS (Turkey)	47,323,154	59,829,276
UBS Group AG (Switzerland)	93,159,727	1,471,342,743

		2,487,909,683
INSURANCE: 3.0%
AEGON NV(b) (Netherlands)	125,009,318	811,054,210
Aviva PLC (United Kingdom)	147,092,527	938,471,580

		1,749,525,790

		15,692,930,120
HEALTH CARE: 17.8%
HEALTH CARE EQUIPMENT & SERVICES: 0.6%
Koninklijke Philips NV (Netherlands)	8,147,560	371,152,443
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 17.2%
AstraZeneca PLC (United Kingdom)	16,860,500	1,310,427,743
Bayer AG (Germany)	16,286,450	1,446,757,464
GlaxoSmithKline PLC (United Kingdom)	63,370,000	1,269,342,669
Novartis AG (Switzerland)	12,744,870	1,096,053,626
Novartis AG ADR (Switzerland)	11,028,500	950,215,560
Roche Holding AG (Switzerland)	7,339,500	1,778,037,625
Sanofi (France)	23,939,422	2,127,975,800
Shire PLC (United Kingdom)	1,788,600	107,785,889

		10,086,596,376

		10,457,748,819
INDUSTRIALS: 7.6%
CAPITAL GOODS: 7.4%
Johnson Controls International PLC (Ireland)	35,237,200	1,233,302,000
Mitsubishi Electric Corp. (Japan)	94,855,100	1,299,436,395
Nidec Corp. (Japan)	3,668,750	527,774,324
Schneider Electric SA (France)	12,480,146	1,004,162,503
Smiths Group PLC (United Kingdom)	13,751,600	268,051,023

		4,332,726,245
TRANSPORTATION: 0.2%
DP World, Ltd. (United Arab Emirates)	8,256,304	157,440,567

		4,490,166,812
INFORMATION TECHNOLOGY: 8.5%
SOFTWARE & SERVICES: 1.0%
Fujitsu, Ltd. (Japan)	2,123,750	151,327,935
Micro Focus International PLC(b) (United Kingdom)	10,023,820	186,764,891
Micro Focus International PLC ADR (b) (United Kingdom)	13,027,673	240,751,397

		578,844,223
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.5%
Brother Industries, Ltd. (Japan)	9,724,000	192,049,428
Hewlett Packard Enterprise Co. (United States)	37,716,747	615,160,144
Kyocera Corp. (Japan)	14,407,800	864,823,059
Samsung Electronics Co., Ltd. (South Korea)	30,507,650	1,277,512,141
TE Connectivity, Ltd. (Switzerland)	6,667,162	586,243,555
Telefonaktiebolaget LM Ericsson (Sweden)	100,899,800	895,534,827

		4,431,323,154

		5,010,167,377

1 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	September 30, 2018

COMMON STOCKS (continued)

	SHARES	VALUE
MATERIALS: 6.4%
Akzo Nobel NV (Netherlands)	6,142,799	$574,419,308
Cemex SAB de CV ADR (Mexico)	103,424,726	728,110,071
LafargeHolcim, Ltd. (Switzerland)	11,130,483	549,492,461
Linde AG (Germany)	5,642,837	1,334,564,702
Nutrien, Ltd. (Canada)	9,695,653	559,439,178

		3,746,025,720
REAL ESTATE: 0.5%
Hang Lung Group, Ltd.(b) (Hong Kong)	111,345,400	295,845,781
UTILITIES: 1.5%
Engie (France)	60,603,100	891,150,661
TOTAL COMMON STOCKS (Cost $52,447,599,391)		$54,157,175,987

PREFERRED STOCKS: 6.0%
ENERGY: 2.0%
Petroleo Brasileiro SA(a) (Brazil)	220,669,200	1,152,372,368
FINANCIALS: 2.3%
BANKS: 2.3%
Itau Unibanco Holding SA (Brazil)	126,548,601	1,382,820,508
INFORMATION TECHNOLOGY: 1.7%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.7%
Samsung Electronics Co., Ltd. (South Korea)	28,739,700	980,660,487

TOTAL PREFERRED STOCKS (Cost $2,864,540,052)		$3,515,853,363

EQUITY-LINKED NOTE: 0.6%
COMMUNICATION SERVICES: 0.6%
MEDIA & ENTERTAINMENT: 0.6%
Naspers, Ltd. excluding Tencent Holdings, Ltd. 5/30/19(a)(d) (South Africa)	1,300,000	364,910,000

TOTAL EQUITY-LINKED NOTE (Cost $336,982,360)		$364,910,000

SHORT-TERM INVESTMENTS: 1.2%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 0.8%
Fixed Income Clearing Corporation(c) 1.40%, dated 9/28/18, due 10/1/18, maturity value $460,000,660	$459,947,000	$459,947,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	237,468,993	237,468,993

TOTAL SHORT-TERM INVESTMENTS (Cost $697,415,993)		$697,415,993

TOTAL INVESTMENTS IN SECURITIES (Cost $56,346,537,796)	99.9%	$58,735,355,343
OTHER ASSETS LESS LIABILITIES	0.1%	43,452,515

NET ASSETS	100.0%	$58,778,807,858

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)

Repurchase consolidated agreement is collateralized by U.S. Treasury Notes 1.50%-2.75%, 3/31/23-4/30/23 and U.S. Treasury Inflation Indexed Note 0.625%, 4/15/23. Total collateral value is $469,146,635.

(d)

Equity-linked note issued by JPMorgan Chase Bank, N.A. The note is designed to provide exposure to Naspers, Ltd. excluding the effect of Naspers, Ltd.’s investment in Tencent Holdings, Ltd. The note is exempt from registration under Rule 144A of the Securities Act of 1933. The note may be resold in transactions exempt from registration, normally to qualified institutional buyers. The note has been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	September 30, 2018

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index –Long Position	10,399	12/21/18	$408,938,382	$2,347,742
Yen Denominated Nikkei 225 Index – Long Position	2,590	12/13/18	275,253,036	10,722,377

				$13,070,119

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)

Contracts to sell CHF:
Bank of America	10/24/18	383,686,952	377,500,000	$(1,720,156)
Bank of America	10/24/18	383,334,738	377,500,000	(2,072,371)
Citibank	11/7/18	290,558,418	287,500,000	(3,329,860)
Citibank	11/7/18	290,908,870	287,500,000	(2,979,408)
Barclays	11/21/18	157,254,240	155,000,000	(1,388,348)
Barclays	11/21/18	157,317,284	155,000,000	(1,325,304)
JPMorgan	11/28/18	141,897,884	140,000,000	(1,481,996)
Contracts to sell CNH:
Credit Suisse	1/9/19	139,332,844	921,686,760	5,893,358
HSBC	1/9/19	23,165,060	153,614,460	925,145
HSBC	1/9/19	69,512,999	460,843,380	2,793,256
HSBC	1/9/19	69,495,179	460,843,380	2,775,436
HSBC	1/9/19	23,171,000	153,614,460	931,085
JPMorgan	1/16/19	281,062,458	1,833,454,733	15,674,641
JPMorgan	1/16/19	188,813,770	1,231,688,867	10,530,002
Citibank	1/30/19	27,943,631	180,387,314	1,843,496
Citibank	1/30/19	170,432,841	1,100,655,288	11,179,670
Citibank	1/30/19	167,956,687	1,084,227,597	11,080,429
Citibank	1/30/19	28,355,599	183,120,456	1,860,007
HSBC	1/30/19	28,224,578	182,209,409	1,860,805
HSBC	1/30/19	169,645,335	1,095,179,391	11,184,469
UBS	1/30/19	28,349,014	183,120,457	1,853,422
UBS	1/30/19	170,393,264	1,100,655,288	11,140,093
Citibank	2/13/19	163,165,092	1,050,000,000	11,302,046
Credit Suisse	2/13/19	163,081,463	1,050,000,000	11,218,417
JPMorgan	7/31/19	372,709,137	2,559,766,351	4,055,588
Citibank	8/7/19	179,693,317	1,241,950,358	858,374
Citibank	8/7/19	180,254,043	1,241,950,357	1,419,101
HSBC	8/7/19	177,930,391	1,223,413,785	1,764,628
Barclays	8/28/19	103,453,300	710,000,000	1,266,052
Citibank	8/28/19	73,226,178	502,500,000	903,513
Goldman Sachs	8/28/19	73,192,047	502,500,000	869,382
JPMorgan	8/28/19	72,104,880	495,000,000	861,657
Goldman Sachs	9/25/19	83,899,357	583,713,000	(57,885)

		Contract Amount
Counterparty	Settle Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to buy CNH:
Barclays	1/9/19	89,516,872	614,801,880	(507,406)
Citibank	1/9/19	90,873,189	624,117,060	(515,094)
Credit Suisse	1/9/19	90,800,474	624,117,060	(442,379)
Goldman Sachs	1/16/19	78,849,469	500,000,250	(6,475,729)
Goldman Sachs	1/16/19	78,802,246	500,000,250	(6,428,507)
Goldman Sachs	1/16/19	78,876,716	499,999,500	(6,503,085)

Unrealized gain on currency forward contracts				126,044,072
Unrealized loss on currency forward contracts				(35,227,528)

Net unrealized gain on currency forward contracts				$90,816,544

The listed counterparty may be the parent company or one of its subsidiaries.

CHF:Swiss Franc

CNH:Chinese Yuan Renminbi

3 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Equity-linked notes are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$6,586,956,835	$—	$—
Consumer Discretionary	3,396,519,074	—	—
Consumer Staples	349,236,149	—	—
Energy	3,240,428,639	—	—
Financials	15,692,930,120	—	—
Health Care	10,457,748,819	—	—
Industrials	4,332,726,245	157,440,567	—
Information Technology	5,010,167,377	—	—
Materials	3,746,025,720	—	—
Real Estate	295,845,781	—	—
Utilities	891,150,661	—	—
Preferred Stocks
Energy	1,152,372,368	—	—
Financials	1,382,820,508	—	—
Information Technology	980,660,487	—	—
Equity-Linked Note
Communication Services	—	364,910,000	—
Short-term Investments
Repurchase Agreement	—	459,947,000	—
Money Market Fund	237,468,993	—	—

Total Securities	$57,753,057,776	$982,297,567	$—

Other Investments
Futures Contracts
Appreciation	$13,070,119	$—	$—
Currency Forward Contracts
Appreciation	—	126,044,072	—
Depreciation	—	(35,227,528)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all of part of the nine-month period ended September 30, 2018. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period
COMMON STOCKS: 7.5%
COMMUNICATION SERVICES: 3.0%
Liberty Global PLC, Series A(b)	18,753,503	—	—	18,753,503	$—	$—	$(129,586,705)	$542,538,842
Liberty Latin America Ltd, Series A(b)	3,917,037	—	—	3,917,037	—	—	2,702,756	81,631,051
Millicom International Cellular SA SDR	8,703,436	—	(1,142,200)	7,561,236	8,475,253	(34,738,578)	(38,987,119)	434,323,984
MTN Group, Ltd.	102,215,380	—	(6,396,400)	95,818,980	43,463,793	(83,189,502)	(402,859,547)	593,428,888
Television Broadcasts, Ltd.	40,022,900	—	—	40,022,900	6,631,583	—	(30,514,196)	113,754,434

								1,765,677,199

CONSUMER STAPLES: 0.6%
Magnit PJSC	5,432,785	545,500	—	5,978,285	11,549,336	—	(293,666,832)	349,236,149
ENERGY: 0.0%
Saipem SPA(b)	56,980,627	—	(56,980,627)	—	—	(811,495,790)	775,603,389	—
FINANCIALS: 2.7%
AEGON NV(c)	134,755,530	6,744,988	(16,491,200)	125,009,318	42,041,791	22,518,119	(12,444,832)	—
ICICI Bank, Ltd.	384,183,576	32,327,700	(43,657,367)	372,853,909	8,695,524	(10,023,776)	(244,680,353)	1,573,917,729
Kasikornbank PCL- Foreign(c)	132,832,727	—	(36,835,800)	95,996,927	13,304,191	28,553,314	(103,624,971)	—

								1,573,917,729

INFORMATION TECHNOLOGY: 0.7%
Micro Focus International PLC	2,994,300	7,029,520	—	10,023,820	6,769,854	—	(61,558,709)	186,764,891
Micro Focus International PLC ADR	12,527,673	500,000	—	13,027,673	11,469,902	—	(195,114,339)	240,751,397

								427,516,288

REAL ESTATE: 0.5%
Hang Lung Group, Ltd.	111,345,400	—	—	111,345,400	11,349,283	—	(113,773,435)	295,845,781

					$163,750,510	$(888,376,213)	$(848,504,893)	$4,412,193,146

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox International Stock Fund / 6

BALANCED FUND	September 30, 2018
Portfolio of Investments (unaudited)

COMMON STOCKS: 66.9%

	SHARES	VALUE
COMMUNICATION SERVICES: 10.6%
MEDIA & ENTERTAINMENT: 9.0%
Alphabet, Inc., Class A(a)	2,000	$2,414,160
Alphabet, Inc., Class C(a)	263,695	314,712,071
Charter Communications, Inc., Class A(a)	1,077,207	351,040,217
Comcast Corp., Class A	11,925,348	422,276,573
DISH Network Corp., Class A(a)	1,675,032	59,899,144
News Corp., Class A	1,057,504	13,948,478
Twenty-First Century Fox, Inc., Class A	4,313,400	199,839,822
Twenty-First Century Fox, Inc., Class B	1,130,000	51,776,600

		1,415,907,065
TELECOMMUNICATION SERVICES: 1.6%
AT&T, Inc.	2,571,716	86,358,223
Sprint Corp.(a)	15,032,971	98,315,631
Zayo Group Holdings, Inc.(a)	2,075,000	72,044,000

		256,717,854

		1,672,624,919
CONSUMER DISCRETIONARY: 2.6%
AUTOMOBILES & COMPONENTS: 0.3%
Harley-Davidson, Inc.	938,400	42,509,520
CONSUMER DURABLES & APPAREL: 0.3%
Mattel, Inc.(a)	3,268,723	51,318,951
RETAILING: 2.0%
Booking Holdings, Inc.(a)	79,857	158,436,288
Qurate Retail, Inc., Series A(a)	4,385,850	97,409,729
Target Corp.	731,500	64,525,615

		320,371,632

		414,200,103
CONSUMER STAPLES: 0.3%
FOOD, BEVERAGE & TOBACCO: 0.3%
Molson Coors Brewing Company, Class B	817,014	50,246,361
ENERGY: 5.9%
Anadarko Petroleum Corp.	3,753,892	253,049,860
Apache Corp.	3,674,439	175,160,507
Baker Hughes, a GE Company	3,793,100	128,320,573
Concho Resources, Inc.(a)	304,400	46,497,100
Halliburton Co.	663,858	26,906,165
National Oilwell Varco, Inc.	2,298,141	99,003,914
Occidental Petroleum Corp.	882,514	72,516,176
Schlumberger, Ltd. (Curacao/United States)	2,084,921	127,013,387
Weatherford International PLC(a) (Ireland)	3,970,000	10,758,700

		939,226,382
FINANCIALS: 16.9%
BANKS: 6.5%
Bank of America Corp.	10,240,300	301,679,238
BB&T Corp.	1,485,584	72,110,247
JPMorgan Chase & Co.	2,399,100	270,714,444
Wells Fargo & Co.	7,370,106	387,372,772

		1,031,876,701
DIVERSIFIED FINANCIALS: 8.4%
American Express Co.	2,373,000	252,700,770
Bank of New York Mellon Corp.	3,957,400	201,787,826
Capital One Financial Corp.	3,437,697	326,340,576
Charles Schwab Corp.	6,977,200	342,929,380
Goldman Sachs Group, Inc.	926,600	207,780,784

		1,331,539,336
INSURANCE: 2.0%
AEGON NV (Netherlands)	12,230,828	78,644,224
Brighthouse Financial, Inc.(a)	337,818	14,945,068

	SHARES	VALUE
MetLife, Inc.	4,556,300	$212,870,336

		306,459,628

		2,669,875,665
HEALTH CARE: 16.6%
HEALTH CARE EQUIPMENT & SERVICES: 6.0%
Cigna Corp.	770,559	160,468,912
CVS Health Corp.	1,320,000	103,910,400
Danaher Corp.	368,100	39,997,746
Express Scripts Holding Co.(a)	3,614,168	343,382,101
Medtronic PLC (Ireland)	1,494,200	146,984,454
UnitedHealth Group, Inc.	572,172	152,220,639

		946,964,252
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 10.6%
Alnylam Pharmaceuticals, Inc.(a)	386,000	33,782,720
AstraZeneca PLC ADR (United Kingdom)	4,900,899	193,928,573
Bristol-Myers Squibb Co.	2,904,800	180,329,984
Elanco Animal Health, Inc.(a)	165,700	5,781,273
Eli Lilly and Co.	2,045,249	219,475,670
Gilead Sciences, Inc.	1,555,680	120,114,053
GlaxoSmithKline PLC ADR (United Kingdom)	4,535,000	182,170,950
Novartis AG ADR (Switzerland)	3,241,200	279,261,792
Roche Holding AG ADR (Switzerland)	6,341,000	191,244,560
Sanofi ADR (France)	6,167,265	275,491,728

		1,681,581,303

		2,628,545,555
INDUSTRIALS: 3.7%
CAPITAL GOODS: 1.2%
Johnson Controls International PLC (Ireland)	5,577,214	195,202,490
TRANSPORTATION: 2.5%
FedEx Corp.	1,094,354	263,509,500
Union Pacific Corp.	763,200	124,271,856

		387,781,356

		582,983,846
INFORMATION TECHNOLOGY: 9.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Maxim Integrated Products, Inc.	794,191	44,784,430
Microchip Technology, Inc.	972,700	76,755,757

		121,540,187
SOFTWARE & SERVICES: 3.8%
Dell Technologies, Inc., Class V(a)	1,428,163	138,703,191
Micro Focus International PLC ADR (United Kingdom)	3,678,727	67,982,875
Microsoft Corp.	3,298,700	377,272,319
Synopsys, Inc.(a)	271,845	26,806,635

		610,765,020
TECHNOLOGY, HARDWARE & EQUIPMENT: 5.0%
Cisco Systems, Inc.	3,270,000	159,085,500
Hewlett Packard Enterprise Co.	13,005,520	212,120,031
HP Inc.	7,377,773	190,125,210
Juniper Networks, Inc.	3,795,329	113,746,010
TE Connectivity, Ltd. (Switzerland)	1,326,036	116,598,346

		791,675,097

		1,523,980,304
MATERIALS: 0.7%
Ball Corporation	402,986	17,727,354
Celanese Corp.	817,532	93,198,648

		110,926,002

TOTAL COMMON STOCKS (Cost $6,418,336,252)		$10,592,609,137

1 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2018

PREFERRED STOCKS: 4.6%

	PAR VALUE	VALUE
COMMUNICATION SERVICES: 0.3%
MEDIA & ENTERTAINMENT: 0.3%
NBCUniversal Enterprise, Inc. 5.25%(c)	$53,210,000	$53,954,634
FINANCIALS: 4.3%
BANKS: 4.3%
Bank of America Corp. 6.10%(g)	16,008,000	16,788,390
Bank of America Corp. 6.25%(g)	52,470,000	55,355,850
Citigroup, Inc. 5.95%(g)	5,175,000	5,289,989
Citigroup, Inc. 5.95%(g)	77,327,000	78,003,611
Citigroup, Inc. 6.25%(g)	45,886,000	47,893,512
JPMorgan Chase & Co. 6.10%(g)	246,575,000	255,205,125
Wells Fargo & Co. 5.875%(g)	203,645,000	214,212,139

		672,748,616

TOTAL PREFERRED STOCKS (Cost $701,992,426)		$726,703,250

DEBT SECURITIES: 25.3%
U.S. TREASURY: 2.0%
U.S. Treasury Note/Bond
2.625%, 8/31/20	5,350,000	5,330,983
1.125%, 2/28/21	111,515,000	107,032,620
1.125%, 7/31/21	56,610,000	53,923,236
1.75%, 11/30/21	130,000,000	125,521,094
1.875%, 1/31/22	27,150,000	26,265,504

		318,073,437
GOVERNMENT-RELATED: 1.5%
FEDERAL AGENCY: 0.0%(h)
Small Business Admin. - 504 Program
Series 1999-20F 1, 6.80%, 6/1/19	55,594	55,970
Series 2000-20D 1, 7.47%, 4/1/20	379,886	385,355
Series 2000-20E 1, 8.03%, 5/1/20	71,466	72,737
Series 2000-20G 1, 7.39%, 7/1/20	124,041	126,365
Series 2000-20I 1, 7.21%, 9/1/20	46,880	47,634
Series 2001-20E 1, 6.34%, 5/1/21	308,426	314,129
Series 2001-20G 1, 6.625%, 7/1/21	263,355	269,729
Series 2003-20J 1, 4.92%, 10/1/23	1,309,267	1,343,432
Series 2007-20F 1, 5.71%, 6/1/27	1,653,329	1,708,900

		4,324,251
FOREIGN AGENCY: 0.6%
Petroleo Brasileiro SA (Brazil)
4.375%, 5/20/23	7,620,000	7,237,476
5.999%, 1/27/28	13,335,000	12,301,538
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	13,775,000	14,531,247
6.50%, 3/13/27	18,400,000	18,795,600
6.625%, 6/15/35	9,425,000	9,363,738
6.375%, 1/23/45	20,125,000	18,575,375
6.35%, 2/12/48(c)	15,466,000	14,166,856

		94,971,830
LOCAL AUTHORITY: 0.9%
New Jersey Turnpike Authority RB 7.102%, 1/1/41	12,436,000	17,137,927
State of California GO
7.50%, 4/1/34	13,470,000	18,625,373
7.55%, 4/1/39	14,475,000	21,127,420
7.30%, 10/1/39	18,730,000	26,151,013
7.625%, 3/1/40	4,590,000	6,683,729
State of Illinois GO
5.877%, 3/1/19	10,225,000	10,342,588
5.00%, 11/1/20	8,000,000	8,312,000
5.00%, 11/1/21	10,500,000	10,955,910
5.10%, 6/1/33	22,615,000	21,704,746

		141,040,706

		240,336,787

	PAR VALUE	VALUE
SECURITIZED: 11.3%
ASSET-BACKED: 2.0%
Auto Loan: 0.1%
Ford Credit Auto Owner Trust Series 2015-REV1 A, 2.12%, 7/15/26(c)	$16,450,000	$16,258,115
Ford Credit Auto Owner Trust REV2 Series 2017-2 A, 2.36%, 3/15/29(c)	6,721,000	6,444,784

		22,702,899
Credit Card: 0.3%
Bank of America Credit Card Trust Series 2018-A1 A1, 2.70%, 7/17/23	44,399,000	44,011,086
Other: 0.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	23,237,447	24,680,725
9.75%, 1/6/27(c)	32,402,754	34,722,791

		59,403,516
Student Loan: 1.2%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.15%, 3.366%, 7/26/66(c)	6,902,000	7,076,956
+0.75%, 2.966%, 3/25/67(c)	86,422,000	86,539,206
SLM Student Loan Trust
USD LIBOR 1-Month
+0.75%, 2.966%, 1/25/45(c)	42,463,525	42,709,156
USD LIBOR 3-Month
+0.55%, 2.885%, 10/25/64(c)	49,262,000	49,232,674
SLM Student Loan Trust (Private Loans)
Series 2014-A A2A, 2.59%, 1/15/26(c)	1,944,582	1,940,720
Series 2012-E A2A, 2.09%, 6/15/45(c)	2,754,261	2,749,371

		190,248,083

		316,365,584
CMBS: 0.1%
Agency CMBS: 0.1%
Fannie Mae Multifamily DUS
Pool AL8144, 2.404%, 10/1/22	7,731,076	7,590,091
Pool AL9086, 2.31%, 7/1/23	1,625,807	1,582,014
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.501%, 3/25/26(f)	10,587,451	885,223
Series K056 X1, 1.40%, 5/25/26(f)	4,640,263	360,657
Series K057 X1, 1.326%, 7/25/26(f)	3,802,295	284,399
Series K064 X1, 0.744%, 3/25/27(f)	9,547,295	415,930
Series K065 X1, 0.815%, 4/25/27(f)	44,302,649	2,154,735
Series K066 X1, 0.891%, 6/25/27(f)	37,839,705	2,068,118
Series K069 X1, 0.496%, 9/25/27(f)	238,732,895	7,063,175

		22,404,342
MORTGAGE-RELATED: 9.2%
Federal Agency CMO & REMIC: 1.7%
Dept. of Veterans Affairs
Series 1995-1 1, 6.852%, 2/15/25(f)	192,766	202,372
Series 1995-2C 3A, 8.793%, 6/15/25	97,518	108,467
Series 2002-1 2J, 6.50%, 8/15/31	6,681,236	7,384,147
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	1,425,002	1,551,550
Trust 2009-66 ET, 6.00%, 5/25/39	1,267,721	1,307,807
Trust 2009-30 AG, 6.50%, 5/25/39	1,544,882	1,650,430
Trust 2001-T7 A1, 7.50%, 2/25/41	1,100,524	1,235,586
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	475,049	526,057
Trust 2001-T8 A1, 7.50%, 7/25/41	1,190,614	1,332,403
Trust 2001-T4 A1, 7.50%, 7/25/41	1,168,811	1,319,305
Trust 2001-W3 A, 7.00%, 9/25/41(f)	736,021	767,690
Trust 2001-T10 A2, 7.50%, 12/25/41	857,426	964,903
Trust 2013-106 MA, 4.00%, 2/25/42	7,482,659	7,547,836
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	1,193,240	1,269,876
Trust 2002-W8 A2, 7.00%, 6/25/42	1,500,580	1,682,264
Trust 2003-W2 1A1, 6.50%, 7/25/42	2,464,564	2,678,223
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,033,777	1,151,200
Trust 2003-W4 4A, 7.50%, 10/25/42(f)	1,205,253	1,310,105
Trust 2012-121 NB, 7.00%, 11/25/42	1,736,055	1,917,219

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2004-T1 1A2, 6.50%, 1/25/44	$1,528,722	$1,684,875
Trust 2004-W2 5A, 7.50%, 3/25/44	2,286,729	2,503,198
Trust 2004-W8 3A, 7.50%, 6/25/44	386,701	434,456
Trust 2005-W4 1A2, 6.50%, 8/25/45	3,682,077	4,038,656
Trust 2009-11 MP, 7.00%, 3/25/49	3,276,367	3,605,180
USD LIBOR 1-Month
+0.55%, 2.766%, 9/25/43	7,232,532	7,319,455
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	31,972	32,442
Series 16 PK, 7.00%, 8/25/23	1,155,272	1,218,309
Series T-48 1A4, 5.538%, 7/25/33	23,256,469	24,474,406
Series T-51 1A, 6.50%, 9/25/43(f)	158,298	175,770
Series T-59 1A1, 6.50%, 10/25/43	8,242,273	9,366,855
Series 4281 BC, 4.50%, 12/15/43(f)	44,206,549	45,963,950
USD LIBOR 1-Month
+0.61%, 2.768%, 9/15/43	16,015,690	16,197,096
Ginnie Mae
USD LIBOR 1-Month
+0.62%, 2.70%, 9/20/64	3,881,694	3,908,884
USD LIBOR 12-Month
+0.30%, 2.26%, 1/20/67	24,588,862	24,645,615
+0.23%, 2.01%, 10/20/67	22,334,207	22,453,378
+0.23%, 2.01%, 10/20/67	13,667,340	13,735,640
+0.06%, 2.35%, 12/20/67	35,665,032	35,504,300
+0.08%, 2.81%, 5/20/68	10,053,035	10,029,850

		263,199,755
Federal Agency Mortgage Pass-Through: 7.5%
Fannie Mae, 15 Year
6.50%, 10/1/18 - 11/1/18	28	28
7.00%, 11/1/18	253	253
6.00%, 3/1/22	122,133	124,587
4.50%, 1/1/25 - 1/1/27	8,294,877	8,591,916
3.50%, 11/1/25 - 12/1/29	22,937,562	23,079,790
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	42,862,096	43,861,248
4.50%, 1/1/31 - 12/1/34	65,064,819	67,391,094
3.50%, 6/1/35 - 4/1/37	79,003,892	78,809,127
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	15,160,061	16,842,263
5.50%, 7/1/33 - 8/1/37	9,845,509	10,640,027
6.00%, 9/1/36 - 8/1/37	13,678,831	15,067,999
7.00%, 8/1/37	377,624	405,865
4.50%, 1/1/39 - 7/1/48	322,008,476	333,349,404
Fannie Mae, 40 Year
4.50%, 6/1/56	39,894,494	41,369,938
Fannie Mae, Hybrid ARM
1-Year U.S. Treasury CMT
+2.04%, 4.311%, 9/1/34	793,769	829,241
USD LIBOR 12-Month
+1.36%, 3.107%, 12/1/34	1,285,561	1,331,375
+1.58%, 3.524%, 1/1/35	829,168	863,679
+1.51%, 3.873%, 8/1/35	743,124	770,150
+1.64%, 3.767%, 5/1/37	1,000,407	1,044,320
+1.85%, 4.189%, 7/1/39	1,505,212	1,546,637
+1.78%, 3.771%, 11/1/40	1,801,449	1,850,598
+1.78%, 3.629%, 12/1/40	3,543,447	3,627,353
+1.57%, 2.772%, 11/1/43	3,488,386	3,627,788
+1.55%, 2.682%, 4/1/44	9,045,889	9,381,400
+1.60%, 2.811%, 11/1/44	16,515,119	16,473,683
+1.60%, 2.804%, 12/1/44	12,060,305	12,028,842
+1.59%, 2.89%, 9/1/45	3,202,929	3,188,751
+1.59%, 2.843%, 12/1/45	15,975,009	15,908,170
+1.59%, 2.657%, 1/1/46	13,800,248	13,680,544
+1.61%, 2.96%, 4/1/46	8,189,381	8,084,554
+1.61%, 2.53%, 12/1/46	13,504,292	13,062,383
+1.61%, 3.185%, 6/1/47	12,513,491	12,486,638
+1.61%, 3.139%, 7/1/47	17,410,177	17,350,997
+1.60%, 2.719%, 8/1/47	21,047,587	20,913,448
USD LIBOR 6-Month

	PAR VALUE	VALUE
+1.53%, 4.023%, 1/1/35	$1,282,842	$1,325,633
Freddie Mac, Hybrid ARM
1-Year U.S. Treasury CMT
+2.25%, 3.525%, 10/1/35	1,861,459	1,970,138
USD LIBOR 12-Month
+1.96%, 4.515%, 5/1/34	1,570,719	1,657,644
+1.56%, 3.94%, 4/1/37	1,650,480	1,715,404
+1.79%, 3.736%, 9/1/37	1,114,333	1,169,340
+1.94%, 3.704%, 1/1/38	254,563	266,723
+2.06%, 4.022%, 2/1/38	2,966,709	3,119,974
+1.96%, 4.442%, 7/1/38	216,155	224,412
+1.73%, 3.829%, 10/1/38	961,026	1,006,697
+1.79%, 3.618%, 10/1/41	844,618	857,084
+1.79%, 2.71%, 8/1/42	6,118,746	6,237,345
+1.62%, 2.954%, 5/1/44	11,036,570	11,044,867
+1.61%, 3.024%, 5/1/44	1,557,701	1,559,896
+1.62%, 2.934%, 6/1/44	3,591,168	3,589,101
+1.62%, 3.148%, 6/1/44	4,344,041	4,366,522
+1.63%, 3.074%, 1/1/45	18,376,777	18,381,937
+1.62%, 2.736%, 10/1/45	8,970,237	8,885,888
+1.62%, 2.821%, 10/1/45	10,241,180	10,178,435
+1.63%, 3.253%, 7/1/47	9,942,069	9,920,014
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	5,609,220	5,793,835
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	2,767,008	2,965,245
4.50%, 4/1/31 - 6/1/31	8,313,747	8,614,782
Freddie Mac Gold, 30 Year
7.75%, 7/25/21	103,695	105,334
7.47%, 3/17/23	58,333	60,746
6.50%, 12/1/32 - 4/1/33	4,524,516	5,005,349
7.00%, 11/1/37 - 9/1/38	3,653,362	4,064,349
5.50%, 12/1/37	534,345	578,925
6.00%, 2/1/39	1,312,480	1,453,436
4.50%, 9/1/41 - 8/1/47	260,743,024	269,904,826
Ginnie Mae, 30 Year
7.97%, 4/15/20 - 1/15/21	81,219	83,406
7.50%, 11/15/24 - 10/15/25	484,055	521,071

		1,184,212,448

		1,447,412,203

		1,786,182,129
CORPORATE: 10.5%
FINANCIALS: 3.7%
Bank of America Corp.
3.004%, 12/20/23(g)	36,273,000	35,192,262
4.20%, 8/26/24	5,825,000	5,851,096
4.25%, 10/22/26	2,970,000	2,934,580
4.183%, 11/25/27	7,925,000	7,730,193
Barclays PLC (United Kingdom)
4.375%, 9/11/24	18,275,000	17,627,744
4.836%, 5/9/28	4,525,000	4,253,150
BNP Paribas SA (France)
4.25%, 10/15/24	31,175,000	30,844,014
4.375%, 9/28/25(c)	20,120,000	19,664,196
4.375%, 5/12/26(c)	8,000,000	7,786,715
4.625%, 3/13/27(c)	4,275,000	4,217,565
Boston Properties, Inc.
3.85%, 2/1/23	7,800,000	7,831,707
3.125%, 9/1/23	17,550,000	17,059,837
3.80%, 2/1/24	5,000,000	4,967,833
3.65%, 2/1/26	4,450,000	4,308,926
Capital One Financial Corp.
3.50%, 6/15/23	21,006,000	20,599,352
4.20%, 10/29/25	10,175,000	9,937,635
Cigna Corp.
3.75%, 7/15/23(c)	15,200,000	15,142,171
4.125%, 11/15/25(c)	4,100,000	4,086,885
7.875%, 5/15/27	17,587,000	21,642,183
Citigroup, Inc.
4.00%, 8/5/24	5,925,000	5,875,070

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
USD LIBOR 3-Month
+6.37%, 8.709%, 10/30/40(b)	$37,080,925	$39,760,689
Equity Residential
3.00%, 4/15/23	14,775,000	14,394,716
2.85%, 11/1/26	6,000,000	5,556,150
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(g)	19,200,000	19,069,734
4.30%, 3/8/26	4,600,000	4,577,473
6.50%, 5/2/36	27,355,000	32,186,231
6.50%, 9/15/37	12,665,000	14,967,674
JPMorgan Chase & Co. 8.75%, 9/1/30(b)	23,042,000	31,095,870
Lloyds Banking Group PLC (United Kingdom)
4.05%, 8/16/23	10,325,000	10,246,712
4.50%, 11/4/24	19,575,000	19,223,717
4.65%, 3/24/26	11,100,000	10,901,823
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	43,156,000	45,183,453
6.00%, 12/19/23	8,825,000	9,194,496
Unum Group
7.19%, 2/1/28	8,305,000	9,529,726
7.25%, 3/15/28	2,030,000	2,404,658
6.75%, 12/15/28	11,368,000	12,964,174
Wells Fargo & Co.
2.15%, 12/6/19	19,500,000	19,311,939
4.10%, 6/3/26	3,376,000	3,331,741
4.30%, 7/22/27	21,995,000	21,899,870
USD LIBOR 3-Month
+0.65%, 2.973%, 12/6/19	11,575,000	11,642,555

		584,996,515
INDUSTRIALS: 6.4%
AT&T, Inc.
5.35%, 9/1/40	27,575,000	27,313,821
4.75%, 5/15/46	7,000,000	6,385,548
5.65%, 2/15/47	5,175,000	5,300,126
4.50%, 3/9/48	24,560,000	21,395,422
Bayer AG (Germany)
3.875%, 12/15/23(c)	16,175,000	16,062,578
4.25%, 12/15/25(c)	6,600,000	6,550,332
4.375%, 12/15/28(c)	18,700,000	18,309,516
Bayerische Motoren Werke AG (Germany) 3.40%, 8/13/21(c)	6,200,000	6,197,094
BHP Billiton, Ltd. (Australia) 6.75%, 10/19/75(b)(c)(g)	7,525,000	8,249,281
Burlington Northern Santa Fe LLC(e)
5.72%, 1/15/24	3,121,072	3,293,452
5.342%, 4/1/24	6,179,946	6,388,001
5.629%, 4/1/24	9,789,896	10,350,945
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(c)	10,575,000	10,892,567
5.70%, 1/11/25(c)	22,475,000	22,868,312
6.125%, 5/5/25(c)	8,100,000	8,353,125
Charter Communications, Inc.
8.75%, 2/14/19	7,840,000	8,002,046
8.25%, 4/1/19	21,815,000	22,372,856
4.125%, 2/15/21	2,260,000	2,278,084
4.908%, 7/23/25	11,600,000	11,773,470
4.20%, 3/15/28	5,000,000	4,780,278
6.55%, 5/1/37	11,000,000	11,917,796
6.75%, 6/15/39	6,160,000	6,710,888
6.484%, 10/23/45	31,570,000	33,894,149
5.375%, 5/1/47	4,100,000	3,908,402
Comcast Corp. 3.999%, 11/1/49	3,772,000	3,357,735
Cox Enterprises, Inc.
3.25%, 12/15/22(c)	6,240,000	6,060,517

	PAR VALUE	VALUE
2.95%, 6/30/23(c)	$37,166,000	$35,196,803
3.85%, 2/1/25(c)	24,125,000	23,682,530
CRH PLC (Ireland) 3.875%, 5/18/25(c)	17,100,000	16,739,118
CVS Health Corp.
3.70%, 3/9/23	22,253,000	22,153,464
4.10%, 3/25/25	4,275,000	4,261,720
4.30%, 3/25/28	9,425,000	9,331,986
4.78%, 3/25/38	5,125,000	5,085,088
Dell Technologies, Inc. 5.45%, 6/15/23(c)	14,966,000	15,719,920
Dillard’s, Inc.
7.875%, 1/1/23	8,660,000	9,527,738
7.75%, 7/15/26	50,000	55,170
7.75%, 5/15/27	540,000	592,294
7.00%, 12/1/28	15,135,000	15,958,504
DowDuPont, Inc.
7.375%, 11/1/29	17,000,000	21,274,111
9.40%, 5/15/39	5,677,000	8,636,611
Elanco Animal Health, Inc.(e)
3.912%, 8/27/21(c)	2,500,000	2,502,260
4.272%, 8/28/23(c)	2,500,000	2,506,839
4.90%, 8/28/28(c)	3,500,000	3,551,658
Ford Motor Credit Co. LLC(e)
2.681%, 1/9/20	13,000,000	12,864,389
5.75%, 2/1/21	12,700,000	13,202,684
5.875%, 8/2/21	12,945,000	13,537,820
3.813%, 10/12/21	14,270,000	14,168,390
4.25%, 9/20/22	4,243,000	4,203,981
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(c)	10,475,000	10,426,143
4.25%, 7/21/25(c)	44,175,000	43,798,402
Kinder Morgan, Inc.
4.30%, 6/1/25	11,050,000	11,138,041
5.50%, 3/1/44	25,893,000	26,889,733
5.40%, 9/1/44	20,119,000	20,623,324
Macy’s, Inc. 6.70%, 7/15/34	5,890,000	6,033,395
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	16,900,000	17,546,763
5.50%, 7/21/25(c)	20,075,000	20,723,824
4.85%, 7/6/27(c)	14,200,000	13,951,500
RELX PLC (United Kingdom) 3.125%, 10/15/22	17,458,000	17,059,493
Telecom Italia SPA (Italy)
7.175%, 6/18/19	27,527,000	28,008,722
5.303%, 5/30/24(c)	17,858,000	17,344,582
7.20%, 7/18/36	11,596,000	11,943,880
7.721%, 6/4/38	7,062,000	7,485,720
TransCanada Corp. (Canada)
5.625%, 5/20/75(b)(g)	20,570,000	20,158,600
5.875%, 8/15/76(b)(g)	4,500,000	4,595,625
5.30%, 3/15/77(b)(g)	20,885,000	19,866,856
Twenty-First Century Fox, Inc.
6.15%, 3/1/37	15,000,000	18,704,648
6.65%, 11/15/37	4,638,000	6,123,374
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(c)	12,050,000	11,086,000
Union Pacific Corp. 6.176%, 1/2/31	7,507,212	8,187,433
United Technologies Corp.
3.35%, 8/16/21	3,650,000	3,644,749
3.65%, 8/16/23	13,000,000	12,935,363
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	11,277,188
4.522%, 9/15/48	7,000,000	6,660,753
5.012%, 4/15/49	49,149,000	49,902,186
Xerox Corp. 4.50%, 5/15/21	13,311,000	13,368,815

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Zoetis, Inc.
3.25%, 2/1/23	$2,150,000	$2,112,297
4.50%, 11/13/25	17,545,000	18,112,271

		1,007,429,099
UTILITIES: 0.4%
Dominion Energy, Inc.
2.579%, 7/1/20	4,600,000	4,540,150
4.104%, 4/1/21	5,650,000	5,690,297
5.75%, 10/1/54(b)(g)	22,950,000	23,874,770
Enel SPA (Italy)
4.25%, 9/14/23(c)	4,075,000	4,017,853
4.625%, 9/14/25(c)	4,925,000	4,818,468
6.80%, 9/15/37(c)	13,700,000	15,812,505
6.00%, 10/7/39(c)	13,352,000	14,503,715

		73,257,758

		1,665,683,372

TOTAL DEBT SECURITIES (Cost $3,983,953,945)		$4,010,275,725

EQUITY INDEX PUT OPTIONS PURCHASED: 0.6%

	CONTRACTS	VALUE
Counterparty: Barclays
S&P 500 Index, 3/15/19 at $2,675 Notional Amount $14,569,900	5,000	195,760
S&P 500 Index, 6/21/19 at $2,775 Notional Amount $509,946,500	175,000	14,455,130
S&P 500 Index, 6/21/19 at $2,825 Notional Amount $655,645,500	225,000	21,172,615
S&P 500 Index, 9/20/19 at $2,900 Notional Amount $713,925,100	245,000	34,252,729
Counterparty: Goldman Sachs
S&P 500 Index, 12/21/18 at $2,550 Notional Amount $437,097,000	150,000	1,501,306
S&P 500 Index, 3/15/19 at $2,700 Notional Amount $437,097,000	150,000	6,360,286
Counterparty: JPMorgan
S&P 500 Index, 12/21/18 at $2,375 Notional Amount $145,699,000	50,000	262,921
S&P 500 Index, 12/21/18 at $2,475 Notional Amount $291,398,000	100,000	755,754
S&P 500 Index, 12/21/18 at $2,575 Notional Amount $364,247,500	125,000	1,376,137
S&P 500 Index, 6/21/19 at $2,750 Notional Amount $437,097,000	150,000	11,602,626

TOTAL EQUITY INDEX PUT OPTIONS PURCHASED (Cost $206,575,382)		$91,935,264

SHORT-TERM INVESTMENTS: 3.5%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 3.1%
Fixed Income Clearing Corporation(d) 1.40%, dated 9/28/18, due 10/1/18, maturity value $495,272,775	$495,215,000	$495,215,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	63,426,425	63,426,425

		VALUE
TOTAL SHORT-TERM INVESTMENTS (Cost $558,641,425)		$558,641,425

TOTAL INVESTMENTS IN SECURITIES (Cost $11,869,499,430)	100.9%	$15,980,164,801
OTHER ASSETS LESS LIABILITIES	(0.9%)	(152,139,932)

NET ASSETS	100.0%	$15,828,024,869

(a)	Non-income producing
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Repurchase agreement is collateralized by U.S. Treasury Note 1.25%, 7/31/23. Total collateral value is $505,123,871.
(e)	Subsidiary (see below)
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Rounds to zero.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note - Short Position	548	12/19/18	$(65,092,125)	$682,751
Ultra Long-Term U.S. Treasury Bond - Short Position	238	12/19/18	(36,718,938)	888,481

				$1,571,232

5 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Other portfolio holdings, such as debt securities, certain preferred stocks, and derivatives traded over the counter, are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$10,592,609,137	$—	$—
Preferred Stocks	—	726,703,250	—
Debt Securities
U.S. Treasury	—	318,073,437	—
Government-Related	—	240,336,787	—
Securitized	—	1,786,182,129	—
Corporate	—	1,665,683,372	—
Equity Index Put Options Purchased	—	91,935,264	—
Short-term Investments
Repurchase Agreement	—	495,215,000	—
Money Market Fund	63,426,425	—	—

Total Securities	$10,656,035,562	$5,324,129,239	$—

Other Investments
Futures Contracts
Appreciation	$1,571,232	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

6 / Dodge & Cox Balanced Fund

INCOME FUND
Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES: 99.0%

	PAR VALUE	VALUE
U.S. TREASURY: 12.3%
U.S. Treasury Note/Bond
0.875%, 9/15/19	$79,670,000	$78,353,578
1.375%, 12/15/19	165,000,000	162,421,875
1.625%, 12/31/19	500,000,000	493,339,845
1.875%, 12/31/19	500,000,000	494,882,810
1.375%, 1/15/20	250,000,000	245,751,953
1.50%, 5/31/20	175,000,000	171,342,773
1.625%, 6/30/20	200,000,000	196,000,000
1.375%, 9/15/20	600,000,000	583,640,628
1.75%, 11/15/20	350,000,000	342,193,359
2.00%, 1/15/21	500,000,000	490,566,405
2.25%, 2/15/21	951,780,000	938,544,309
2.375%, 4/15/21	745,185,000	736,277,714
2.625%, 5/15/21	297,955,000	296,116,057
1.375%, 5/31/21	450,000,000	432,843,750
2.625%, 7/15/21	375,000,000	372,465,821
1.125%, 7/31/21	250,000,000	238,134,765
2.00%, 12/31/21	165,000,000	160,417,382
1.875%, 7/31/22	200,000,000	192,445,312
2.75%, 4/30/23	342,955,000	340,168,491

		6,965,906,827
GOVERNMENT-RELATED: 5.9%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1998-20L 1, 5.80%, 12/1/18	14,599	14,627
Series 1999-20C 1, 6.30%, 3/1/19	9,887	9,940
Series 1999-20E 1, 6.30%, 5/1/19	679	681
Series 1999-20G 1, 7.00%, 7/1/19	37,557	37,952
Series 1999-20I 1, 7.30%, 9/1/19	19,166	19,426
Series 2000-20C 1, 7.625%, 3/1/20	1,402	1,430
Series 2000-20G 1, 7.39%, 7/1/20	1,316	1,341
Series 2001-20G 1, 6.625%, 7/1/21	317,563	325,250
Series 2001-20L 1, 5.78%, 12/1/21	923,315	939,505
Series 2002-20A 1, 6.14%, 1/1/22	6,608	6,805
Series 2002-20L 1, 5.10%, 12/1/22	284,817	289,950
Series 2003-20G 1, 4.35%, 7/1/23	19,956	20,303
Series 2004-20L 1, 4.87%, 12/1/24	574,465	586,413
Series 2005-20B 1, 4.625%, 2/1/25	1,033,267	1,050,886
Series 2005-20D 1, 5.11%, 4/1/25	42,430	43,338
Series 2005-20E 1, 4.84%, 5/1/25	1,739,610	1,770,848
Series 2005-20G 1, 4.75%, 7/1/25	1,710,889	1,742,408
Series 2005-20H 1, 5.11%, 8/1/25	18,980	19,408
Series 2005-20I 1, 4.76%, 9/1/25	2,054,240	2,093,162
Series 2006-20A 1, 5.21%, 1/1/26	1,867,315	1,911,823
Series 2006-20B 1, 5.35%, 2/1/26	580,495	596,704
Series 2006-20C 1, 5.57%, 3/1/26	2,623,025	2,713,567
Series 2006-20G 1, 6.07%, 7/1/26	4,618,519	4,802,444
Series 2006-20H 1, 5.70%, 8/1/26	36,918	38,175
Series 2006-20I 1, 5.54%, 9/1/26	67,797	70,095
Series 2006-20J 1, 5.37%, 10/1/26	1,926,676	1,978,090
Series 2006-20L 1, 5.12%, 12/1/26	1,814,912	1,854,528
Series 2007-20A 1, 5.32%, 1/1/27	3,201,732	3,278,828
Series 2007-20C 1, 5.23%, 3/1/27	5,071,998	5,165,492
Series 2007-20D 1, 5.32%, 4/1/27	6,075,015	6,205,303
Series 2007-20G 1, 5.82%, 7/1/27	3,493,235	3,618,845

		41,207,567

FOREIGN AGENCY: 2.1%
Petroleo Brasileiro SA (Brazil)
5.999%, 1/27/28	200,985,000	185,408,662
Petroleos Mexicanos (Mexico)
4.875%, 1/18/24	123,065,000	122,572,740
6.875%, 8/4/26	120,490,000	127,104,901
6.50%, 3/13/27	177,800,000	181,622,700
6.625%, 6/15/35	112,290,000	111,560,115
6.375%, 1/23/45	166,156,000	153,361,988
6.75%, 9/21/47	140,341,000	133,911,979
6.35%, 2/12/48(b)	192,270,000	176,119,320

		1,191,662,405

	PAR VALUE	VALUE
LOCAL AUTHORITY: 3.7%
L.A. Unified School District GO
5.75%, 7/1/34	$6,075,000	$7,185,753
6.758%, 7/1/34	185,585,000	238,549,103
New Jersey Turnpike Authority RB
7.414%, 1/1/40	41,065,000	58,755,391
7.102%, 1/1/41	148,277,000	204,339,051
New Valley Generation
4.929%, 1/15/21	197,230	202,487
State of California GO
7.50%, 4/1/34	194,406,000	268,811,008
7.55%, 4/1/39	146,605,000	213,981,726
7.30%, 10/1/39	208,455,000	291,046,956
7.625%, 3/1/40	119,575,000	174,119,136
State of Illinois GO
5.877%, 3/1/19	120,575,000	121,961,613
5.00%, 11/1/20	145,585,000	151,262,815
5.00%, 11/1/21	117,990,000	123,113,126
5.10%, 6/1/33	306,400,000	294,067,400

		2,147,395,565

		3,380,265,537
SECURITIZED: 43.0%
ASSET-BACKED: 8.0%
Auto Loan: 0.5%
Ford Credit Auto Owner Trust
Series 2015-REV1 A, 2.12%, 7/15/26(b)	207,826,000	205,401,772
Series 2017-REV1 A, 2.62%, 8/15/28(b)	26,054,000	25,379,014
Series 2017-REV2 A, 2.36%, 3/15/29(b)	54,874,000	52,618,815

		283,399,601
Credit Card: 1.0%
American Express Master Trust
Series 2017-3 A, 1.77%, 4/15/20	185,705,000	182,272,243
Series 2017-6 A, 2.04%, 5/15/23	59,190,000	58,028,325
Series 2018-6 A, 3.06%, 2/15/24	44,828,000	44,746,705
Bank of America Credit Card Trust Series 2018-A1 A1, 2.70%, 7/17/23	224,513,000	222,551,430
Citibank Credit Card Issuance Trust Series 2018-A1 A1, 2.49%, 1/20/23	59,944,000	59,124,775

		566,723,478
Other: 1.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	421,870,176	448,072,533
9.75%, 1/6/27(b)	241,283,326	258,559,212
8.20%, 4/6/28(b)	66,400,000	67,894,000

		774,525,745
Student Loan: 5.1%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.25%, 3.466%, 6/25/65(b)	239,933,361	246,003,891
+1.15%, 3.366%, 3/25/66(b)	54,308,204	55,196,583
+1.30%, 3.516%, 3/25/66(b)	123,350,000	127,941,198
+0.80%, 3.016%, 7/26/66(b)	292,147,601	294,938,896
+1.05%, 3.266%, 7/26/66(b)	323,668,000	330,955,223
+1.15%, 3.366%, 7/26/66(b)	218,262,000	223,794,636
+1.00%, 3.216%, 9/27/66(b)	114,564,000	117,051,620
+1.05%, 3.266%, 12/27/66(b)	145,055,341	146,999,372
+0.72%, 2.936%, 3/25/67(b)	97,760,000	98,245,750
+0.80%, 3.016%, 3/25/67(b)	183,798,000	185,668,696
+0.68%, 2.819%, 6/27/67(b)	225,000,000	225,267,300
+0.70%, 2.916%, 2/25/70(b)	288,310,107	290,208,254
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	21,987,455	21,651,219
Series 2017-A A2A, 2.88%, 12/16/58(b)	31,000,000	30,032,943
SLM Student Loan Trust
USD LIBOR 3-Month
+0.17%, 2.505%, 7/25/40	13,626,000	13,165,178
+0.75%, 3.085%, 10/25/40	80,889,000	80,841,178
+0.60%, 2.935%, 1/25/41	125,311,000	125,614,503
+0.55%, 2.885%, 10/25/64(b)	32,458,000	32,438,678

1 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+0.55%, 2.885%, 10/25/64(b)	$72,950,000	$73,268,449
SLM Student Loan Trust (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	15,358,078	15,313,230
Series 2013-C A2A, 2.94%, 10/15/31(b)	14,507,620	14,520,372
Series 2012-E A2A, 2.09%, 6/15/45(b)	2,920,416	2,915,231
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	26,811,000	26,197,071
Series 2017-B A2A, 2.82%, 10/15/35(b)	26,946,000	26,070,880
Series 2018-A A2A, 3.50%, 2/15/36(b)	50,000,000	49,669,340
Series 2018-B A2A, 3.60%, 1/15/37(b)	68,386,000	68,013,378

		2,921,983,069

		4,546,631,893
CMBS: 0.2%
Agency CMBS: 0.2%
Fannie Mae Multifamily DUS
Pool AL6028, 2.70%, 7/1/21	2,241,546	2,215,836
Pool AL6455, 2.765%, 11/1/21	9,232,698	9,215,585
Pool AL6445, 2.50%, 1/1/22	5,913,961	5,768,779
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.501%, 3/25/26(e)	119,395,899	9,982,763
Series K056 X1, 1.40%, 5/25/26(e)	41,392,878	3,217,199
Series K057 X1, 1.326%, 7/25/26(e)	209,542,377	15,673,079
Series K064 X1, 0.744%, 3/25/27(e)	106,760,907	4,651,060
Series K065 X1, 0.815%, 4/25/27(e)	479,887,535	23,340,146
Series K066 X1, 0.891%, 6/25/27(e)	382,034,757	20,879,995
Series K067 X1, 0.714%, 7/25/27(e)	480,941,842	20,957,185
Series K069 X1, 0.496%, 9/25/27(e)	101,123,173	2,991,840
Series K070 X1, 0.457%, 11/25/27(e)	122,022,582	3,264,129
Series K154 X1, 0.449%, 11/25/32(e)	295,397,095	9,360,661

		131,518,257
MORTGAGE-RELATED: 34.8%
Federal Agency CMO & REMIC: 5.4%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	80,611	90,209
Series 1997-2 Z, 7.50%, 6/15/27	6,012,906	6,539,761
Series 1998-2 2A, 8.717%, 8/15/27(e)	15,679	17,293
Series 1998-1 1A, 8.293%, 3/15/28(e)	115,468	124,881
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	217,256	233,205
Trust 1998-58 PC, 6.50%, 10/25/28	1,234,510	1,328,495
Trust 2001-69 PQ, 6.00%, 12/25/31	1,506,477	1,635,581
Trust 2002-33 A1, 7.00%, 6/25/32	1,706,454	1,857,996
Trust 2002-69 Z, 5.50%, 10/25/32	189,116	203,135
Trust 2008-24 GD, 6.50%, 3/25/37	713,778	759,751
Trust 2007-47 PE, 5.00%, 5/25/37	2,573,731	2,700,534
Trust 2009-53 QM, 5.50%, 5/25/39	714,042	732,123
Trust 2009-30 AG, 6.50%, 5/25/39	6,581,090	7,030,716
Trust 2009-40 TB, 6.00%, 6/25/39	2,650,631	2,791,653
Trust 2010-123 WT, 7.00%, 11/25/40	28,253,053	31,460,034
Trust 2001-T3 A1, 7.50%, 11/25/40	98,019	108,931
Trust 2001-T7 A1, 7.50%, 2/25/41	56,598	63,544
Trust 2001-T5 A2, 7.00%, 6/19/41(e)	37,880	41,218
Trust 2001-T5 A3, 7.50%, 6/19/41(e)	181,549	201,042
Trust 2011-58 AT, 4.00%, 7/25/41	7,534,854	7,670,262
Trust 2001-T4 A1, 7.50%, 7/25/41	1,639,086	1,850,132
Trust 2001-T10 A1, 7.00%, 12/25/41	1,878,025	2,110,462
Trust 2013-106 MA, 4.00%, 2/25/42	16,805,435	16,951,819
Trust 2002-90 A1, 6.50%, 6/25/42	3,879,086	4,307,954
Trust 2002-W6 2A1, 7.00%, 6/25/42(e)	2,185,872	2,326,260
Trust 2002-W8 A2, 7.00%, 6/25/42	1,236,876	1,386,631
Trust 2003-W2 1A2, 7.00%, 7/25/42	6,480,166	7,216,221
Trust 2002-T16 A3, 7.50%, 7/25/42	2,904,480	3,296,628
Trust 2003-W4 3A, 7.00%, 10/25/42(e)	1,874,535	2,006,218
Trust 2012-121 NB, 7.00%, 11/25/42	925,993	1,022,624
Trust 2003-W1 2A, 5.926%, 12/25/42(e)	2,308,533	2,489,957
Trust 2003-7 A1, 6.50%, 12/25/42	3,147,997	3,435,423

	PAR VALUE	VALUE
Trust 2004-T1 1A2, 6.50%, 1/25/44	$1,943,456	$2,141,972
Trust 2004-W2 2A2, 7.00%, 2/25/44	84,021	92,959
Trust 2004-W2 5A, 7.50%, 3/25/44	3,608,972	3,950,610
Trust 2004-W8 3A, 7.50%, 6/25/44	2,747,898	3,087,249
Trust 2004-W15 1A2, 6.50%, 8/25/44	664,377	727,912
Trust 2005-W1 1A3, 7.00%, 10/25/44	5,215,127	5,820,898
Trust 2001-79 BA, 7.00%, 3/25/45	586,429	652,797
Trust 2006-W1 1A1, 6.50%, 12/25/45	323,510	357,300
Trust 2006-W1 1A2, 7.00%, 12/25/45	2,360,875	2,633,755
Trust 2006-W1 1A3, 7.50%, 12/25/45	41,208	46,926
Trust 2006-W1 1A4, 8.00%, 12/25/45	2,786,560	3,164,622
Trust 2007-W10 1A, 6.31%, 8/25/47(e)	8,685,210	9,212,966
Trust 2007-W10 2A, 6.341%, 8/25/47(e)	2,613,912	2,768,467
USD LIBOR 1-Month
+0.55%, 2.766%, 9/25/43	33,048,182	33,445,365
USD LIBOR 1-Month
+0.40%, 2.616%, 7/25/44	1,361,469	1,346,769
Freddie Mac
Series 3312 AB, 6.50%, 6/15/32	2,401,146	2,625,923
Series 2456 CJ, 6.50%, 6/15/32	156,711	172,344
Series T-41 2A, 5.497%, 7/25/32(e)	216,535	227,262
Series 2587 ZU, 5.50%, 3/15/33	3,472,636	3,661,350
Series 2610 UA, 4.00%, 5/15/33	1,474,064	1,480,458
Series T-48 1A, 4.999%, 7/25/33(e)	2,367,724	2,429,343
Series 2708 ZD, 5.50%, 11/15/33	13,664,628	14,799,471
Series 3204 ZM, 5.00%, 8/15/34	6,224,346	6,507,818
Series 3330 GZ, 5.50%, 6/15/37	1,041,837	1,110,011
Series 3427 Z, 5.00%, 3/15/38	2,711,141	2,835,806
Series T-51 1A, 6.50%, 9/25/43(e)	53,821	59,762
Series 4283 DW, 4.50%, 12/15/43(e)	73,097,857	75,631,370
Series 4283 EW, 4.50%, 12/15/43(e)	42,737,792	44,419,990
Series 4281 BC, 4.50%, 12/15/43(e)	120,609,886	125,404,648
Series 4319 MA, 4.50%, 3/15/44(e)	23,867,292	24,826,760
USD LIBOR 1-Month
+0.53%, 2.688%, 8/15/43	60,450,474	60,757,357
Ginnie Mae
USD LIBOR 1-Month
+0.65%, 2.73%, 10/20/64	7,785,140	7,848,039
+0.63%, 2.71%, 4/20/65	11,375,161	11,456,646
+0.60%, 2.68%, 7/20/65	8,257,939	8,308,513
+0.60%, 2.68%, 8/20/65	7,708,010	7,755,692
+0.62%, 2.70%, 9/20/65	1,725,644	1,737,946
+0.75%, 2.83%, 11/20/65	31,073,820	31,441,802
+0.90%, 2.98%, 3/20/66	19,887,707	20,234,664
+0.90%, 2.98%, 4/20/66	20,992,606	21,358,335
+0.78%, 2.86%, 9/20/66	11,665,981	11,826,530
+0.75%, 2.83%, 10/20/66	54,013,915	54,731,058
+0.80%, 2.88%, 11/20/66	23,797,443	24,169,994
+0.81%, 2.89%, 12/20/66	13,579,857	13,803,572
+0.57%, 2.65%, 9/20/67	31,873,649	32,146,705
USD LIBOR 12-Month
+0.30%, 3.128%, 9/20/66	19,576,637	19,705,103
+0.28%, 2.136%, 12/20/66	37,529,230	37,707,448
+0.30%, 2.26%, 1/20/67	104,948,482	105,190,714
+0.30%, 2.26%, 1/20/67	96,740,972	97,280,912
+0.31%, 2.27%, 1/20/67	40,670,867	40,909,064
+0.25%, 2.513%, 2/20/67	20,435,616	20,509,725
+0.20%, 2.463%, 3/20/67	3,385,876	3,389,642
+0.30%, 2.797%, 4/20/67	24,384,436	24,542,803
+0.20%, 2.863%, 5/20/67	48,267,383	48,392,671
+0.30%, 2.963%, 5/20/67	21,231,903	21,376,851
+0.20%, 2.977%, 6/20/67	105,668,535	105,767,060
+0.30%, 3.077%, 6/20/67	24,801,132	24,985,726
+0.20%, 2.972%, 8/20/67	23,284,112	23,344,849
+0.25%, 3.078%, 9/20/67	24,376,083	24,493,748
+0.27%, 3.098%, 9/20/67	70,175,537	70,627,440
+0.23%, 2.01%, 10/20/67	160,964,746	161,823,621
+0.23%, 2.01%, 10/20/67	76,568,063	76,950,696
+0.22%, 2.019%, 10/20/67	37,079,417	37,219,785
+0.25%, 2.03%, 10/20/67	49,982,200	50,292,185

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+0.20%, 2.06%, 11/20/67	$18,149,558	$18,198,992
+0.22%, 2.06%, 11/20/67	21,928,984	22,007,933
+0.22%, 2.08%, 11/20/67	134,103,517	134,684,481
+0.18%, 2.12%, 12/20/67	35,207,115	35,278,269
+0.06%, 2.35%, 12/20/67	58,931,851	58,666,262
+0.15%, 2.25%, 1/20/68	16,420,851	16,425,562
+0.06%, 2.35%, 1/20/68	104,037,688	103,568,269
+0.08%, 2.37%, 1/20/68	49,007,884	48,832,818
+0.10%, 2.33%, 2/20/68	49,665,949	49,548,211
+0.10%, 2.37%, 2/20/68	101,288,780	100,762,869
+0.07%, 2.40%, 2/20/68	49,580,643	49,367,208
+0.15%, 2.45%, 2/20/68	33,672,567	33,689,090
+0.05%, 2.54%, 2/20/68	3,719,068	3,701,974
+0.04%, 2.56%, 2/20/68	54,523,971	54,253,336
+0.05%, 2.83%, 2/20/68	26,758,659	26,652,489
+0.06%, 2.58%, 3/20/68	15,066,331	15,008,260
+0.04%, 2.60%, 3/20/68	90,953,638	90,521,399
+0.04%, 2.60%, 3/20/68	38,032,611	37,845,483
+0.05%, 2.71%, 3/20/68	47,254,499	47,064,815
+0.03%, 2.73%, 3/20/68	18,157,682	18,068,579
+0.02%, 2.72%, 4/20/68	26,868,682	26,713,383
+0.05%, 2.75%, 4/20/68	49,524,616	49,333,550
+0.05%, 2.75%, 4/20/68	42,975,552	42,809,933
+0.04%, 2.80%, 5/20/68	49,936,266	49,716,112
+0.15%, 2.86%, 6/20/68	46,972,185	47,069,220
+0.25%, 3.00%, 7/20/68	40,989,945	41,345,115
+0.12%, 2.95%, 8/20/68	35,940,265	35,000,492

		3,047,854,576
Federal Agency Mortgage Pass-Through: 29.3%
Fannie Mae, 15 Year
6.50%, 11/1/18 - 12/1/19	276	277
5.50%, 12/1/18 - 7/1/25	72,977,060	75,409,095
6.00%, 1/1/19 - 3/1/23	18,279,810	18,807,838
4.00%, 9/1/25	771,922	769,221
5.00%, 9/1/25	29,902,357	31,007,172
3.50%, 10/1/25 - 2/1/31	764,629,406	769,849,072
4.50%, 3/1/29	19,843,649	20,489,844
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	378,453,534	391,844,954
4.00%, 9/1/30 - 3/1/37	1,767,333,171	1,808,256,829
3.50%, 11/1/35 - 4/1/37	419,083,117	419,193,008
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	96,495,953	106,245,646
7.00%, 4/1/32 - 2/1/39	8,769,126	9,750,018
6.50%, 12/1/32 - 8/1/39	39,191,586	43,890,367
5.50%, 2/1/33 - 11/1/39	144,384,079	155,904,456
4.50%, 11/1/35 - 8/1/48	4,599,016,952	4,757,450,224
5.00%, 7/1/37 - 7/1/40	22,378,272	23,600,209
4.00%, 10/1/40 - 5/1/48	1,058,868,701	1,071,615,637
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	158,747,433	165,166,924
Fannie Mae, Hybrid ARM 1-Year U.S. Treasury CMT
+2.14%, 4.314%, 10/1/33	1,432,887	1,502,226
+2.14%, 4.334%, 8/1/34	327,453	342,960
+1.96%, 4.306%, 9/1/34	1,494,003	1,553,964
+2.29%, 4.09%, 1/1/36	11,214,201	11,802,573
+2.12%, 4.246%, 7/1/36	62,902	65,991
+2.14%, 4.193%, 12/1/36	1,631,530	1,707,446
USD LIBOR 12-Month
+1.67%, 3.938%, 7/1/34	1,653,787	1,727,355
+1.34%, 3.336%, 10/1/34	1,004,050	1,037,567
+1.94%, 3.704%, 1/1/35	814,712	861,128
+1.37%, 3.509%, 4/1/35	1,853,224	1,916,926
+1.75%, 4.251%, 6/1/35	536,273	561,998
+1.40%, 4.15%, 7/1/35	776,759	806,565
+1.44%, 4.151%, 7/1/35	395,888	410,917
+1.52%, 4.187%, 7/1/35	1,106,733	1,153,315
+1.75%, 4.453%, 7/1/35	1,097,912	1,155,010

	PAR VALUE	VALUE
+1.37%, 4.116%, 8/1/35	$1,058,045	$1,091,509
+1.41%, 4.155%, 8/1/35	3,251,054	3,399,775
+1.75%, 4.532%, 8/1/35	2,369,025	2,492,364
+1.77%, 4.517%, 9/1/35	1,553,548	1,625,260
+1.60%, 4.379%, 10/1/35	2,134,422	2,222,712
+1.75%, 4.498%, 10/1/35	1,227,478	1,284,918
+1.62%, 3.523%, 12/1/35	590,888	617,201
+1.62%, 3.474%, 1/1/36	1,975,704	2,063,941
+1.70%, 3.914%, 1/1/36	3,204,753	3,356,178
+1.73%, 4.033%, 11/1/36	1,129,761	1,183,572
+1.74%, 3.493%, 12/1/36	787,904	825,545
+1.52%, 3.301%, 1/1/37	1,842,052	1,917,875
+2.02%, 3.845%, 2/1/37	3,261,557	3,452,734
+1.93%, 4.303%, 4/1/37	348,805	369,426
+1.19%, 4.065%, 8/1/37	111,072	110,930
+1.82%, 4.534%, 8/1/37	1,669,884	1,761,725
+1.48%, 3.619%, 11/1/37	471,372	489,267
+2.02%, 4.39%, 4/1/38	151,984	156,114
+1.73%, 4.169%, 5/1/38	103,544,788	108,516,939
+1.93%, 4.40%, 5/1/38	1,549,675	1,637,598
+1.88%, 4.627%, 9/1/38	520,524	545,341
+1.72%, 3.935%, 10/1/38	1,065,073	1,113,196
+1.62%, 4.088%, 10/1/38	4,843,667	5,057,879
+1.69%, 4.218%, 10/1/38	2,518,772	2,635,769
+1.72%, 3.874%, 6/1/39	501,222	525,174
+1.76%, 4.15%, 12/1/39	1,858,276	1,909,393
+1.71%, 2.605%, 4/1/42	9,347,540	9,735,217
+1.67%, 2.334%, 9/1/42	8,492,779	8,705,069
+1.68%, 2.471%, 11/1/42	7,977,942	8,231,440
+1.57%, 2.283%, 12/1/42	14,187,277	13,917,939
+1.58%, 2.364%, 2/1/43	14,248,354	14,619,409
+1.80%, 4.208%, 2/1/43	2,459,974	2,578,595
+1.56%, 2.294%, 5/1/43	3,088,790	3,021,235
+1.47%, 3.901%, 6/1/43	1,649,029	1,694,060
+1.56%, 2.94%, 9/1/43	4,536,437	4,590,127
+1.56%, 3.263%, 9/1/43	2,596,970	2,600,639
+1.45%, 4.085%, 9/1/43	3,762,023	3,864,731
+1.61%, 2.294%, 10/1/43	34,372,073	34,318,609
+1.54%, 2.637%, 11/1/43	11,226,935	11,310,706
+1.60%, 2.864%, 11/1/43	13,388,279	13,278,352
+1.56%, 3.075%, 12/1/43	5,597,835	5,661,008
+1.55%, 2.42%, 2/1/44	2,122,725	2,208,306
+1.59%, 2.696%, 2/1/44	5,122,376	5,134,363
+1.58%, 2.972%, 2/1/44	7,271,463	7,303,942
+1.56%, 2.684%, 4/1/44	12,495,624	12,732,026
+1.59%, 2.926%, 4/1/44	5,418,382	5,435,137
+1.59%, 3.002%, 4/1/44	4,304,585	4,318,674
+1.58%, 3.188%, 4/1/44	18,164,903	18,168,389
+1.67%, 3.904%, 4/1/44	22,273,118	23,073,584
+1.57%, 2.454%, 5/1/44	11,398,810	11,834,293
+1.57%, 3.042%, 5/1/44	20,563,419	20,692,695
+1.58%, 2.832%, 7/1/44	10,113,906	10,126,652
+1.59%, 2.847%, 7/1/44	14,233,236	14,247,759
+1.59%, 2.928%, 7/1/44	4,756,182	4,756,666
+1.56%, 2.95%, 7/1/44	7,290,721	7,307,396
+1.57%, 2.954%, 7/1/44	5,245,000	5,254,485
+1.58%, 3.088%, 7/1/44	12,077,494	12,128,008
+1.58%, 2.791%, 8/1/44	8,812,221	8,792,360
+1.57%, 2.799%, 8/1/44	19,120,097	19,094,424
+1.58%, 2.895%, 8/1/44	5,899,003	5,901,174
+1.57%, 3.002%, 8/1/44	7,091,842	7,108,663
+1.58%, 2.673%, 9/1/44	8,220,618	8,184,405
+1.58%, 2.756%, 9/1/44	9,543,605	9,522,805
+1.66%, 2.818%, 9/1/44	33,776,328	33,815,428
+1.58%, 2.877%, 9/1/44	4,983,967	4,980,916
+1.63%, 2.949%, 9/1/44	16,475,684	16,498,281
+1.59%, 3.029%, 9/1/44	6,439,764	6,446,053
+1.57%, 2.475%, 10/1/44	7,496,467	7,426,806
+1.60%, 2.593%, 10/1/44	6,333,081	6,287,016
+1.57%, 2.65%, 10/1/44	13,446,668	13,367,631

3 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.57%, 2.714%, 10/1/44	$8,105,605	$8,066,201
+1.58%, 2.752%, 10/1/44	31,232,270	31,132,331
+1.58%, 2.799%, 10/1/44	15,662,694	15,619,013
+1.60%, 2.843%, 10/1/44	13,829,532	13,805,356
+1.56%, 2.845%, 10/1/44	6,842,510	6,828,167
+1.60%, 2.867%, 10/1/44	9,647,910	9,635,064
+1.60%, 2.921%, 10/1/44	17,118,087	17,116,276
+1.56%, 2.948%, 10/1/44	8,106,095	8,111,722
+1.58%, 2.95%, 10/1/44	4,177,474	4,176,594
+1.58%, 2.734%, 11/1/44	6,142,199	6,114,440
+1.60%, 2.797%, 11/1/44	13,785,315	13,745,899
+1.60%, 2.817%, 11/1/44	7,357,693	7,336,632
+1.58%, 2.835%, 11/1/44	16,290,854	16,252,918
+1.56%, 2.915%, 11/1/44	15,232,983	15,222,190
+1.57%, 2.936%, 11/1/44	14,034,017	14,028,069
+1.59%, 2.707%, 12/1/44	4,619,725	4,595,170
+1.58%, 2.711%, 12/1/44	4,048,679	4,029,210
+1.57%, 2.739%, 12/1/44	28,703,477	28,571,612
+1.58%, 2.762%, 12/1/44	4,920,642	4,900,122
+1.60%, 2.82%, 12/1/44	11,255,049	11,222,374
+1.59%, 2.993%, 12/1/44	6,794,767	6,793,232
+1.57%, 2.921%, 1/1/45	11,561,158	11,549,015
+1.58%, 2.757%, 2/1/45	16,050,849	15,982,084
+1.57%, 3.009%, 3/1/45	143,436,326	143,792,144
+1.59%, 3.104%, 3/1/45	4,122,216	4,125,593
+1.61%, 2.582%, 4/1/45	5,782,350	5,732,107
+1.58%, 2.844%, 4/1/45	32,203,770	32,251,680
+1.58%, 2.639%, 8/1/45	10,786,452	10,704,291
+1.60%, 2.641%, 8/1/45	11,856,587	11,771,667
+1.58%, 2.818%, 10/1/45	24,465,695	24,358,582
+1.60%, 2.618%, 11/1/45	19,792,977	19,630,772
+1.61%, 2.83%, 3/1/46	4,258,712	4,231,317
+1.60%, 2.413%, 4/1/46	34,527,098	34,481,159
+1.59%, 2.685%, 4/1/46	6,706,635	6,636,365
+1.61%, 2.727%, 4/1/46	5,784,457	5,725,854
+1.58%, 2.807%, 4/1/46	17,022,334	16,900,737
+1.61%, 2.902%, 4/1/46	5,145,630	5,113,833
+1.58%, 2.488%, 5/1/46	8,860,111	8,846,504
+1.59%, 2.718%, 6/1/46	9,658,900	9,571,012
+1.60%, 2.739%, 6/1/46	3,073,358	3,051,021
+1.59%, 2.675%, 7/1/46	3,070,818	3,039,327
+1.62%, 2.295%, 12/1/46	7,683,737	7,496,706
+1.61%, 3.103%, 6/1/47	26,229,287	26,117,282
+1.61%, 3.185%, 6/1/47	29,492,780	29,429,491
+1.59%, 3.154%, 7/1/47	22,627,954	22,573,174
+1.61%, 3.17%, 7/1/47	9,378,951	9,355,188
+1.60%, 2.719%, 8/1/47	28,023,456	27,844,859
+1.61%, 3.02%, 8/1/47	8,426,037	8,371,223
+1.61%, 3.024%, 8/1/47	8,776,773	8,715,422
+1.59%, 3.183%, 8/1/47	11,224,161	11,202,853
+1.57%, 2.957%, 10/1/47	7,369,713	7,311,935
+1.61%, 3.093%, 10/1/47	11,088,821	11,026,847
+1.61%, 2.902%, 11/1/47	7,936,302	7,846,241
+1.59%, 2.976%, 11/1/47	18,395,990	18,258,884
+1.61%, 3.123%, 1/1/48	4,239,695	4,216,240
+1.61%, 3.161%, 1/1/48	9,684,206	9,636,920
+1.61%, 3.101%, 3/1/48	11,197,161	11,118,807
+1.60%, 3.191%, 4/1/48	14,031,561	13,991,819
+1.61%, 3.172%, 5/1/48	101,833,530	101,353,128
USD LIBOR 6-Month
+1.42%, 3.919%, 8/1/34	1,593,085	1,639,617
+1.50%, 3.903%, 1/1/35	1,076,647	1,110,327
+1.57%, 4.035%, 11/1/35	1,459,934	1,510,796
Freddie Mac, Hybrid ARM 1-Year U.S. Treasury CMT
+2.25%, 3.727%, 2/1/34	3,495,042	3,682,756
+2.25%, 3.50%, 11/1/34	1,074,054	1,134,407
+2.25%, 3.962%, 2/1/35	747,713	788,509
+2.13%, 4.00%, 4/1/35	502,644	520,612

	PAR VALUE	VALUE
+1.67%, 3.006%, 1/1/36	$2,273,175	$2,350,453
+2.25%, 3.631%, 1/1/36	3,837,578	4,037,036
USD LIBOR 12-Month
+1.78%, 4.199%, 9/1/33	4,267,306	4,468,460
+1.80%, 4.541%, 8/1/34	724,153	760,531
+1.63%, 3.443%, 1/1/35	464,171	482,614
+1.80%, 3.853%, 3/1/35	902,531	945,715
+1.72%, 3.897%, 8/1/35	1,077,228	1,127,434
+1.87%, 4.62%, 8/1/35	1,840,058	1,937,803
+1.83%, 4.301%, 9/1/35	1,296,739	1,362,553
+1.63%, 3.999%, 10/1/35	1,704,890	1,780,073
+1.61%, 3.476%, 1/1/36	1,344,862	1,402,803
+1.89%, 4.133%, 4/1/36	2,196,224	2,312,385
+1.78%, 3.529%, 12/1/36	1,434,412	1,505,005
+1.77%, 3.547%, 1/1/37	2,001,943	2,098,394
+1.57%, 3.487%, 3/1/37	1,735,339	1,802,885
+1.56%, 3.94%, 4/1/37	1,032,598	1,073,217
+1.72%, 4.073%, 4/1/37	1,290,783	1,348,427
+1.63%, 4.105%, 5/1/37	1,278,688	1,325,293
+1.63%, 4.344%, 7/1/37	4,273,644	4,450,731
+2.09%, 3.835%, 10/1/37	111,582	117,527
+2.05%, 3.843%, 1/1/38	498,310	526,160
+1.72%, 3.537%, 2/1/38	3,945,722	4,101,744
+1.86%, 3.964%, 4/1/38	4,875,931	5,090,046
+1.76%, 4.086%, 4/1/38	4,154,889	4,327,102
+1.90%, 4.275%, 5/1/38	750,727	790,460
+1.68%, 3.894%, 6/1/38	2,613,121	2,726,901
+1.63%, 4.146%, 6/1/38	571,852	581,955
+1.73%, 3.829%, 10/1/38	473,332	495,827
+1.73%, 3.905%, 10/1/38	2,326,851	2,437,550
+1.77%, 4.371%, 11/1/39	1,526,872	1,600,566
+1.86%, 4.532%, 7/1/43	1,814,428	1,895,411
+1.70%, 3.589%, 8/1/43	23,715,055	24,565,871
+1.64%, 2.766%, 10/1/43	2,007,712	2,019,550
+1.58%, 2.873%, 1/1/44	3,896,171	3,921,702
+1.61%, 3.121%, 1/1/44	3,130,219	3,151,166
+1.62%, 2.877%, 2/1/44	9,805,046	9,832,835
+1.64%, 3.104%, 4/1/44	3,212,344	3,230,377
+1.63%, 3.126%, 4/1/44	5,919,779	5,954,034
+1.63%, 2.994%, 5/1/44	87,115,324	87,296,149
+1.62%, 2.844%, 6/1/44	5,278,613	5,276,152
+1.62%, 3.089%, 6/1/44	18,351,604	18,443,888
+1.63%, 3.061%, 7/1/44	4,489,515	4,498,381
+1.62%, 3.077%, 7/1/44	6,039,872	6,057,688
+1.61%, 2.843%, 8/1/44	7,705,561	7,684,182
+1.62%, 3.017%, 8/1/44	7,719,932	7,726,014
+1.63%, 3.054%, 8/1/44	9,817,889	9,840,506
+1.62%, 2.742%, 9/1/44	9,862,807	9,804,044
+1.62%, 2.765%, 9/1/44	11,344,392	11,288,273
+1.62%, 2.828%, 9/1/44	7,209,048	7,186,431
+1.62%, 2.79%, 10/1/44	5,343,513	5,319,605
+1.62%, 2.836%, 10/1/44	13,375,924	13,327,350
+1.61%, 2.887%, 10/1/44	11,725,386	11,690,730
+1.63%, 2.981%, 10/1/44	12,675,125	12,662,759
+1.63%, 3.009%, 10/1/44	12,981,128	12,979,729
+1.60%, 2.696%, 11/1/44	16,817,437	16,707,532
+1.63%, 2.747%, 11/1/44	6,634,322	6,594,352
+1.63%, 2.779%, 11/1/44	12,393,933	12,330,773
+1.61%, 2.883%, 11/1/44	7,828,140	7,802,136
+1.61%, 2.91%, 11/1/44	6,890,574	6,879,422
+1.61%, 2.918%, 11/1/44	22,884,710	22,830,923
+1.62%, 2.919%, 11/1/44	12,878,169	12,847,733
+1.63%, 2.943%, 11/1/44	9,592,145	9,569,019
+1.63%, 2.954%, 11/1/44	17,130,189	17,109,133
+1.62%, 2.965%, 11/1/44	11,368,167	11,348,449
+1.60%, 2.974%, 11/1/44	5,580,699	5,573,145
+1.63%, 2.778%, 12/1/44	4,259,332	4,235,217
+1.63%, 2.847%, 12/1/44	18,452,955	18,377,829
+1.62%, 2.873%, 12/1/44	13,400,718	13,358,458
+1.63%, 2.905%, 12/1/44	15,540,824	15,501,635

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.62%, 2.918%, 12/1/44	$7,977,068	$7,955,036
+1.62%, 2.674%, 1/1/45	13,138,647	13,041,531
+1.63%, 2.832%, 1/1/45	9,618,288	9,579,273
+1.62%, 2.858%, 1/1/45	9,218,321	9,179,820
+1.62%, 2.91%, 1/1/45	16,699,170	16,645,578
+1.63%, 3.074%, 1/1/45	24,341,134	24,347,969
+1.62%, 2.893%, 2/1/45	13,290,874	13,243,272
+1.62%, 2.657%, 4/1/45	7,131,174	7,075,764
+1.63%, 2.601%, 5/1/45	44,216,524	43,768,000
+1.63%, 2.768%, 6/1/45	5,587,801	5,555,494
+1.63%, 2.623%, 8/1/45	11,468,516	11,360,187
+1.63%, 2.735%, 8/1/45	35,546,959	35,316,004
+1.60%, 2.778%, 8/1/45	8,623,716	8,579,666
+1.63%, 2.814%, 9/1/45	10,090,003	10,026,669
+1.63%, 2.727%, 5/1/46	227,209,977	225,509,493
+1.62%, 2.734%, 5/1/46	17,499,442	17,306,106
+1.62%, 2.632%, 7/1/46	24,083,815	23,772,025
+1.63%, 2.535%, 9/1/46	41,301,697	40,501,811
+1.63%, 3.161%, 6/1/47	12,861,022	12,797,186
+1.63%, 3.20%, 8/1/47	8,695,997	8,657,012
+1.64%, 3.09%, 10/1/47	8,752,228	8,682,303
+1.64%, 3.13%, 11/1/47	3,928,959	3,901,194
USD LIBOR 6-Month
+1.60%, 3.883%, 8/1/36	1,861,287	1,925,442
Freddie Mac Gold, 15 Year
6.00%, 2/1/19 - 11/1/23	7,370,838	7,606,493
5.50%, 10/1/20 - 12/1/24	2,715,064	2,761,643
4.50%, 3/1/25 - 6/1/26	10,529,717	10,885,293
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	2,035,447	2,181,273
4.50%, 5/1/30 - 1/1/34	95,569,899	98,977,363
4.00%, 9/1/31 - 10/1/35	440,217,728	450,938,497
3.50%, 7/1/35 - 1/1/36	171,430,414	171,542,001
Freddie Mac Gold, 30 Year
7.90%, 2/17/21	66,841	66,920
7.00%, 4/1/31 - 11/1/38	3,183,356	3,508,152
6.50%, 12/1/32 - 10/1/38	9,516,730	10,487,432
6.00%, 12/1/33 - 2/1/39	16,918,466	18,626,173
5.50%, 3/1/34 - 12/1/38	49,344,337	53,461,172
4.50%, 3/1/39 - 6/1/48	2,315,085,412	2,395,665,599
4.00%, 11/1/45 - 8/1/48	896,166,451	906,549,597
Ginnie Mae, 20 Year
4.00%, 1/20/35	8,525,020	8,658,803
Ginnie Mae, 30 Year
7.80%, 6/15/20 - 1/15/21	76,593	77,175
8.00%, 9/15/20	884	893
7.85%, 1/15/21	2,637	2,643
7.50%, 12/15/23 - 5/15/25	723,830	777,671
7.00%, 5/15/28	239,152	259,638

		16,695,393,738
Private Label CMO & REMIC: 0.1%
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	3,265,459	3,699,601
Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	30,881,471	32,151,287

		35,850,888

		19,779,099,202

		24,457,249,352
CORPORATE: 37.8%
FINANCIALS: 13.6%
Bank of America Corp.
3.004%, 12/20/23(f)	422,916,000	410,315,400
4.20%, 8/26/24	163,140,000	163,870,877
4.25%, 10/22/26	185,082,000	182,874,721
Barclays PLC (United Kingdom)
4.375%, 9/11/24	239,204,000	230,731,978
4.836%, 5/9/28	77,975,000	73,290,469

	PAR VALUE	VALUE
BNP Paribas SA (France)
4.25%, 10/15/24	$381,716,000	$377,663,310
4.375%, 9/28/25(b)	170,531,000	166,667,740
4.375%, 5/12/26(b)	118,904,000	115,733,941
4.625%, 3/13/27(b)	237,000,000	233,815,903
Boston Properties, Inc.
5.875%, 10/15/19	48,079,000	49,207,711
5.625%, 11/15/20	79,385,000	82,572,116
4.125%, 5/15/21	52,852,000	53,744,380
3.85%, 2/1/23	76,031,000	76,340,068
3.125%, 9/1/23	19,500,000	18,955,375
3.80%, 2/1/24	64,024,000	63,612,104
3.20%, 1/15/25	47,075,000	45,025,088
3.65%, 2/1/26	19,580,000	18,959,276
Capital One Financial Corp.
3.50%, 6/15/23	155,385,000	152,376,955
3.75%, 4/24/24	36,940,000	36,277,838
3.20%, 2/5/25	52,515,000	49,395,568
4.20%, 10/29/25	121,149,000	118,322,806
Cigna Corp.
4.00%, 2/15/22	62,964,000	63,442,943
7.65%, 3/1/23	7,217,000	8,235,504
3.75%, 7/15/23(b)	217,775,000	216,946,460
4.125%, 11/15/25(b)	47,550,000	47,397,902
7.875%, 5/15/27	26,720,000	32,881,056
4.375%, 10/15/28(b)	128,625,000	128,178,279
Citigroup, Inc.
3.50%, 5/15/23	72,730,000	71,523,619
4.00%, 8/5/24	31,300,000	31,036,236
USD LIBOR 3-Month
+6.37%, 8.709%, 10/30/40(a)	427,488,075	458,381,783
Equity Residential
4.75%, 7/15/20	5,200,000	5,311,511
4.625%, 12/15/21	108,687,000	112,052,927
3.00%, 4/15/23	47,300,000	46,082,577
3.375%, 6/1/25	77,890,000	75,866,778
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	85,935,000	89,277,533
9.30%, 6/1/21	100,000	113,294
3.95%, 5/18/24(f)	108,680,000	107,942,641
4.30%, 3/8/26	116,100,000	115,531,442
6.50%, 5/2/36	218,122,000	256,645,039
6.50%, 9/15/37	219,191,000	259,042,977
6.80%, 6/1/38	29,650,000	36,351,774
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	90,514,741
4.125%, 12/15/26	106,000,000	105,161,733
4.25%, 10/1/27	125,244,000	124,573,613
8.75%, 9/1/30(a)	62,983,000	84,997,448
Lloyds Banking Group PLC (United Kingdom)
4.05%, 8/16/23	146,125,000	145,017,020
4.50%, 11/4/24	218,317,000	214,399,194
4.582%, 12/10/25	116,731,000	114,560,458
4.65%, 3/24/26	118,232,000	116,121,115
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	331,036,000	346,587,952
6.00%, 12/19/23	331,336,000	345,208,786
5.125%, 5/28/24	28,169,000	28,183,875
Unum Group
7.19%, 2/1/28	11,295,000	12,960,657
7.25%, 3/15/28	25,060,000	29,685,087
6.75%, 12/15/28	8,107,000	9,245,299
Wells Fargo & Co.
2.15%, 12/6/19	280,875,000	278,166,202
3.55%, 8/14/23	226,340,000	225,219,119
4.10%, 6/3/26	120,170,000	118,594,589
4.30%, 7/22/27	323,175,000	321,777,239
USD LIBOR 3-Month

5 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+0.65%, 2.973%, 12/6/19	$135,850,000	$136,642,853

		7,729,612,879
INDUSTRIALS: 22.6%
AT&T, Inc.
8.25%, 11/15/31(b)	100,978,000	130,998,759
5.35%, 9/1/40	59,744,000	59,178,131
4.75%, 5/15/46	112,670,000	102,779,957
5.65%, 2/15/47	120,390,000	123,300,904
5.45%, 3/1/47	124,855,000	124,751,384
4.50%, 3/9/48	250,175,000	217,939,726
Bayer AG (Germany)
3.875%, 12/15/23(b)	301,635,000	299,538,522
4.25%, 12/15/25(b)	133,965,000	132,956,849
4.375%, 12/15/28(b)	137,260,000	134,393,804
Bayerische Motoren Werke AG (Germany)
3.40%, 8/13/21(b)	92,505,000	92,461,646
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(a)(b)(f)	111,122,000	121,817,492
Burlington Northern Santa Fe LLC(d)
4.70%, 10/1/19	33,445,000	34,045,189
8.251%, 1/15/21	1,790,823	1,874,391
3.05%, 9/1/22	39,535,000	39,112,487
5.943%, 1/15/23	19,844	20,446
3.85%, 9/1/23	79,525,000	81,170,420
5.72%, 1/15/24	11,584,549	12,224,379
5.342%, 4/1/24	3,431,597	3,547,126
5.629%, 4/1/24	14,534,731	15,367,702
5.996%, 4/1/24	30,441,278	32,539,964
3.442%, 6/16/28(b)	80,509,841	77,356,785
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(b)	113,175,000	116,573,645
5.70%, 1/11/25(b)	225,456,000	229,401,480
6.125%, 5/5/25(b)	109,090,000	112,499,062
7.75%, 4/16/26(b)	82,008,000	89,696,250
Charter Communications, Inc.
8.75%, 2/14/19	130,460,000	133,156,495
8.25%, 4/1/19	237,543,000	243,617,483
5.00%, 2/1/20	20,700,000	21,108,825
4.125%, 2/15/21	33,095,000	33,359,818
4.00%, 9/1/21	40,609,000	40,852,481
4.908%, 7/23/25	122,505,000	124,336,979
4.20%, 3/15/28	68,500,000	65,489,809
6.55%, 5/1/37	46,188,000	50,041,741
6.75%, 6/15/39	112,072,000	122,094,589
6.484%, 10/23/45	438,944,000	471,258,574
5.375%, 5/1/47	57,310,000	54,631,830
5.75%, 4/1/48	101,755,000	101,692,154
Comcast Corp.
3.969%, 11/1/47	54,240,000	48,074,999
Cox Enterprises, Inc.
3.25%, 12/15/22(b)	94,333,000	91,619,670
2.95%, 6/30/23(b)	251,295,000	237,980,431
3.85%, 2/1/25(b)	263,159,000	258,332,469
3.35%, 9/15/26(b)	139,412,000	129,436,249
3.50%, 8/15/27(b)	144,842,000	136,243,853
CRH PLC (Ireland)
3.875%, 5/18/25(b)	196,754,000	192,601,664
CSX Corp.
9.75%, 6/15/20	10,067,000	11,069,295
6.251%, 1/15/23	11,859,994	12,841,764
CVS Health Corp.
3.70%, 3/9/23	327,847,000	326,380,560
4.10%, 3/25/25	42,500,000	42,367,974
4.30%, 3/25/28	116,634,000	115,482,955
4.78%, 3/25/38	75,850,000	75,259,301
Dell Technologies, Inc.
5.45%, 6/15/23(b)	178,108,000	187,080,288
Dillard’s, Inc.
7.875%, 1/1/23	275,000	302,555

	PAR VALUE	VALUE
7.75%, 7/15/26	$21,016,000	$23,188,873
7.75%, 5/15/27	12,848,000	14,092,198
7.00%, 12/1/28	28,225,000	29,760,739
DowDuPont, Inc.
7.375%, 11/1/29	69,100,000	86,473,002
9.40%, 5/15/39	153,811,000	233,997,835
5.25%, 11/15/41	39,918,000	42,256,193
Elanco Animal Health, Inc.(d)
3.912%, 8/27/21(b)	32,870,000	32,899,712
4.272%, 8/28/23(b)	32,775,000	32,864,655
4.90%, 8/28/28(b)	46,519,000	47,205,589
FedEx Corp.
8.00%, 1/15/19	16,875,000	17,121,227
Ford Motor Credit Co. LLC(d)
2.681%, 1/9/20	110,925,000	109,767,874
8.125%, 1/15/20	7,091,000	7,491,615
5.75%, 2/1/21	192,923,000	200,559,168
5.875%, 8/2/21	169,660,000	177,429,627
3.813%, 10/12/21	194,775,000	193,388,105
3.219%, 1/9/22	30,125,000	29,135,067
4.14%, 2/15/23	72,372,000	71,188,623
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(b)	124,595,000	124,013,865
4.25%, 7/21/25(b)	568,308,000	563,463,095
Kinder Morgan, Inc.
4.30%, 6/1/25	139,770,000	140,883,613
6.50%, 2/1/37	50,861,000	56,996,386
6.95%, 1/15/38	92,139,000	111,434,101
6.50%, 9/1/39	72,546,000	81,731,964
5.00%, 8/15/42	78,782,000	77,090,402
5.00%, 3/1/43	86,308,000	84,321,343
5.50%, 3/1/44	96,910,000	100,640,484
5.40%, 9/1/44	69,297,000	71,034,070
Macy’s, Inc.
6.65%, 7/15/24	52,526,000	56,866,757
6.90%, 4/1/29	30,383,000	32,137,976
6.70%, 7/15/34	77,960,000	79,857,973
4.50%, 12/15/34	95,617,000	78,500,481
6.375%, 3/15/37	21,354,000	20,948,206
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(b)	220,010,000	228,429,783
5.50%, 7/21/25(b)	341,186,000	352,213,132
4.85%, 7/6/27(b)	140,217,000	137,763,202
Nordstrom, Inc.
6.95%, 3/15/28	20,107,000	22,300,382
RELX PLC (United Kingdom)
8.625%, 1/15/19	28,613,000	29,061,918
3.125%, 10/15/22	146,687,000	143,338,629
3.50%, 3/16/23	44,665,000	44,084,735
Telecom Italia SPA (Italy)
7.175%, 6/18/19	200,711,000	204,223,442
5.303%, 5/30/24(b)	198,306,000	192,604,702
7.20%, 7/18/36	53,458,000	55,061,740
7.721%, 6/4/38	150,684,000	159,725,040
TransCanada Corp. (Canada)
5.625%, 5/20/75(a)(f)	237,639,000	232,886,220
5.875%, 8/15/76(a)(f)	84,536,000	86,332,390
5.30%, 3/15/77(a)(f)	261,304,000	248,565,430
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	14,795,000	18,206,261
6.40%, 12/15/35	49,525,000	63,039,771
6.15%, 3/1/37	31,905,000	39,784,787
6.65%, 11/15/37	79,075,000	104,399,694
6.15%, 2/15/41	49,083,000	62,482,262
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,950,000	139,794,000
Union Pacific Corp.
7.60%, 1/2/20	242,539	250,806
6.061%, 1/17/23	2,359,419	2,555,856
4.698%, 1/2/24	2,066,012	2,119,112

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
5.082%, 1/2/29	$5,363,020	$5,596,617
5.866%, 7/2/30	31,722,309	34,107,897
6.176%, 1/2/31	30,856,882	33,652,794
United Technologies Corp.
3.35%, 8/16/21	53,035,000	52,958,709
3.65%, 8/16/23	180,430,000	179,532,888
Verizon Communications, Inc.
4.272%, 1/15/36	166,472,000	158,465,103
4.522%, 9/15/48	213,601,000	203,249,071
5.012%, 4/15/49	480,632,000	487,997,464
Xerox Corp.
5.625%, 12/15/19	87,407,000	89,498,115
2.75%, 9/1/20	22,690,000	22,189,550
4.50%, 5/15/21	63,744,000	64,020,867
4.07%, 3/17/22	2,349,000	2,313,897
Zoetis, Inc.
3.45%, 11/13/20	39,377,000	39,542,077
4.50%, 11/13/25	166,139,000	171,510,666

		12,854,861,132
UTILITIES: 1.6%
Dominion Energy, Inc.
2.962%, 7/1/19	10,000,000	9,995,400
2.579%, 7/1/20	32,099,000	31,681,362
4.104%, 4/1/21	97,451,000	98,146,047
5.75%, 10/1/54(a)(f)	232,036,000	241,385,888
Enel SPA (Italy)
4.25%, 9/14/23(b)	60,000,000	59,158,567
4.625%, 9/14/25(b)	96,100,000	94,021,270
3.625%, 5/25/27(b)	38,125,000	34,512,907
6.80%, 9/15/37(b)	174,509,000	201,417,845
6.00%, 10/7/39(b)	157,024,000	170,568,562

		940,887,848

		21,525,361,859

TOTAL DEBT SECURITIES (Cost $56,584,128,646)		$56,328,783,575

SHORT-TERM INVESTMENTS: 1.9%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 1.5%
Fixed Income Clearing Corporation(c) 1.40%, dated 9/28/18, due 10/1/18, maturity value $831,799,032	$831,702,000	$831,702,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	227,561,367	227,561,367

TOTAL SHORT-TERM INVESTMENTS (Cost $1,059,263,367)		$1,059,263,367

TOTAL INVESTMENTS IN SECURITIES (Cost $57,643,392,013)	100.9%	$57,388,046,942
OTHER ASSETS LESS LIABILITIES	(0.9%)	(490,332,319)

NET ASSETS	100.0%	$56,897,714,623

(a)	Hybrid security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.25%-2.75%, 11/30/22-7/31/23. Total collateral value is $848,338,290.
(d)	Subsidiary (see below)

(e)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(f)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond -Short Position	3,275	12/19/18	$(505,271,094)	$5,929,889

Dodge & Cox Income Fund / 7	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$6,965,906,827	$—
Government-Related	—	3,380,265,537	—
Securitized	—	24,457,249,352	—
Corporate	—	21,525,361,859	—
Short-term Investments
Commercial Paper	—	—	—
Repurchase Agreement	—	831,702,000	—
Money Market Fund	227,561,367	—	—

Total Securities	$227,561,367	$57,160,485,575	$—

Other Investments
Futures Contracts
Appreciation	$5,929,889	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

8 / Dodge & Cox Income Fund

GLOBAL BOND FUND
Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES: 97.7%

	PAR VALUE		VALUE
GOVERNMENT: 24.2%
Argentina Government (Argentina) 4.50%, 6/21/19(h)	USD	2,150,000	$2,090,606
Brazil Government (Brazil) 10.00%, 1/1/23	BRL	4,000,000	962,421
Colombia Government (Colombia) 7.75%, 4/14/21	COP	9,210,000,000	3,256,513
3.00%, 3/25/33(a)	COP	7,009,764,300	2,184,279
India Government (India) 8.24%, 2/15/27	INR	499,480,000	6,892,597
Indonesia Government (Indonesia) 8.25%, 5/15/36	IDR	82,600,000,000	5,398,946
Mexico Government (Mexico) 2.00%, 6/9/22(a)	MXN	43,115,385	2,175,882
5.75%, 3/5/26	MXN	225,700,000	10,637,352
Poland Government (Poland) 2.50%, 1/25/23	PLN	7,450,000	2,026,876
Turkey Government (Turkey) 10.50%, 8/11/27	TRY	5,785,000	664,281
U.S. Treasury Note/Bond (United States) 2.50%, 6/30/20	USD	6,625,000	6,591,358
2.625%, 5/15/21	USD	7,125,000	7,081,025
2.75%, 4/30/23	USD	2,210,000	2,192,044

			52,154,180
GOVERNMENT-RELATED: 5.7%
Chicago Transit Authority RB (United States) 6.899%, 12/1/40	USD	775,000	985,118
Indonesia Government International (Indonesia) 3.75%, 6/14/28(c)	EUR	850,000	1,081,018
Peru Government International (Peru) 3.75%, 3/1/30	EUR	800,000	1,106,713
Petroleo Brasileiro SA (Brazil) 7.25%, 3/17/44	USD	1,000,000	947,500
Petroleos Mexicanos (Mexico) 4.75%, 2/26/29	EUR	900,000	1,063,792
6.75%, 9/21/47	USD	2,186,000	2,085,859
6.35%, 2/12/48(c)	USD	51,000	46,716
Province of Buenos Aires Argentina (Argentina) 5.375%, 1/20/23(c)	EUR	2,600,000	2,536,242
BADLARPP +3.83%, 36.245%, 5/31/22	ARS	34,600,000	742,089
State of Illinois GO (United States) 5.877%, 3/1/19	USD	700,000	708,050
5.10%, 6/1/33	USD	1,000,000	959,750

			12,262,847
SECURITIZED: 21.2%
ASSET-BACKED: 6.3%
Auto Loan: 0.4%
Ford Credit Auto Owner Trust (United States)
Series 2017-C A3, 2.01%, 3/15/22	USD	345,000	340,145
Series 2015-REV1 A, 2.12%, 7/15/26(c)	USD	550,000	543,585

			883,730
Credit Card: 0.6%
American Express Master Trust (United States) Series 2017-3 A, 1.77%, 4/15/20	USD	1,240,000	1,217,079
Other: 1.2%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	USD	1,461,496	1,552,269
9.75%, 1/6/27(c)	USD	547,280	586,465
8.20%, 4/6/28(c)	USD	400,000	409,000

			2,547,734

	PAR VALUE		VALUE
Student Loan: 4.1%
Navient Student Loan Trust (United States) Series 2017-4A A3, 3.216%, 9/27/66(c)	USD	3,863,000	$3,946,880
Navient Student Loan Trust (Private Loans) (United States)
Series 2015-CA B, 3.25%, 5/15/40(c)	USD	1,350,000	1,350,017
Series 2017-A B, 3.91%, 12/16/58(c)	USD	1,050,000	1,004,766
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(c)	USD	1,697,000	1,641,887
Series 2018-C B, 4.00%, 11/17/42(c)	USD	1,000,000	977,784

			8,921,334

			13,569,877
CMBS: 0.8%
Agency CMBS: 0.8%
Freddie Mac Military Housing Trust Multifamily DUS (United States) 4.658%, 11/25/55(c)(f)	USD	1,644,955	1,769,682
MORTGAGE-RELATED: 14.1%
Federal Agency CMO & REMIC: 4.7%
Fannie Mae (United States) Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	511,101	567,935
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(f)	USD	125,563	130,505
Series 4319 MA, 4.50%, 3/15/44(f)	USD	457,586	475,981
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	645,185	643,928
USD LIBOR 1-Month
+0.75%, 2.83%, 10/20/66	USD	2,145,364	2,173,848
USD LIBOR 12-Month
+0.22%, 2.019%, 10/20/67	USD	658,228	660,720
+0.20%, 2.10%, 11/20/67	USD	2,801,348	2,808,456
+0.15%, 2.29%, 12/20/67	USD	1,453,874	1,454,168
+0.04%, 2.56%, 2/20/68	USD	1,114,060	1,108,530

			10,024,071
Federal Agency Mortgage Pass-Through: 9.4%
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	17,361	18,053
Fannie Mae, 20 Year (United States) 4.00%, 11/1/30 - 9/1/35	USD	1,168,637	1,188,497
3.50%, 3/1/37	USD	1,899,197	1,900,661
Fannie Mae, 30 Year (United States) 4.50%, 4/1/39 - 4/1/46	USD	4,932,012	5,125,847
Fannie Mae, Hybrid ARM (United States)
USD LIBOR 12-Month
+1.58%, 2.895%, 8/1/44	USD	122,753	122,798
+1.58%, 2.756%, 9/1/44	USD	211,683	211,221
Freddie Mac, Hybrid ARM (United States)
USD LIBOR 12-Month
+1.63%, 3.009%, 10/1/44	USD	266,047	266,019
+1.60%, 2.696%, 11/1/44	USD	691,512	686,992
+1.62%, 2.674%, 1/1/45	USD	727,504	722,127
+1.63%, 2.727%, 5/1/46	USD	1,150,636	1,142,024
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	67,311	73,855
4.50%, 8/1/44 - 8/1/47	USD	6,910,865	7,139,043
4.00%, 12/1/46	USD	1,669,577	1,688,915

			20,286,052

			30,310,123

			45,649,682

1 / Dodge & Cox Global Bond Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	September 30, 2018

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
CORPORATE: 46.6%
FINANCIALS: 13.0%
Bank of America Corp. (United States) 4.25%, 10/22/26	USD	1,725,000	$1,704,428
4.183%, 11/25/27	USD	1,075,000	1,048,575
Barclays PLC (United Kingdom) 4.836%, 5/9/28	USD	2,300,000	2,161,822
BNP Paribas SA (France) 4.375%, 9/28/25(c)	USD	2,400,000	2,345,630
4.625%, 3/13/27(c)	USD	650,000	641,267
Capital One Financial Corp. (United States) 3.75%, 4/24/24	USD	625,000	613,797
Chubb, Ltd. (Switzerland) 2.50%, 3/15/38	EUR	2,775,000	3,248,244
Cigna Corp. (United States) 3.75%, 7/15/23(c)	USD	575,000	572,812
4.125%, 11/15/25(c)	USD	575,000	573,161
4.375%, 10/15/28(c)	USD	400,000	398,611
Citigroup, Inc. (United States) USD LIBOR 3-Month +6.37 8.709%, 10/30/40(b)	USD	2,075,000	2,224,956
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	USD	2,600,000	3,072,716
JPMorgan Chase & Co. (United States) 4.25%, 10/1/27	USD	2,050,000	2,039,027
Lloyds Banking Group PLC (United Kingdom) 4.50%, 11/4/24	USD	1,125,000	1,104,811
4.582%, 12/10/25	USD	2,025,000	1,987,346
Royal Bank of Scotland Group PLC (United Kingdom) 6.00%, 12/19/23	USD	1,975,000	2,057,692
Wells Fargo & Co. (United States) 4.30%, 7/22/27	USD	2,250,000	2,240,269

			28,035,164
INDUSTRIALS: 29.1%
AT&T, Inc. (United States) 4.75%, 5/15/46	USD	2,325,000	2,120,914
4.50%, 3/9/48	USD	2,550,000	2,221,430
Bayer AG (Germany) 3.75%, 7/1/74(b)(g)	EUR	1,700,000	2,019,218
Becton, Dickinson and Co. (United States) 2.894%, 6/6/22	USD	1,700,000	1,652,569
Cemex SAB de CV (Mexico) 7.75%, 4/16/26(c)	USD	3,125,000	3,417,969
Charter Communications, Inc. (United States) 7.30%, 7/1/38	USD	425,000	486,205
6.75%, 6/15/39	USD	1,300,000	1,416,259
6.484%, 10/23/45	USD	1,150,000	1,234,662
5.75%, 4/1/48	USD	975,000	974,398
Comcast Corp. (United States) 3.969%, 11/1/47	USD	550,000	487,486
Concho Resources, Inc. (United States) 4.875%, 10/1/47	USD	500,000	505,101
4.85%, 8/15/48	USD	250,000	250,365
Cox Enterprises, Inc. (United States) 4.80%, 2/1/35(c)	USD	350,000	326,269
8.375%, 3/1/39(c)	USD	1,375,000	1,785,398
CVS Health Corp. (United States) 3.70%, 3/9/23	USD	575,000	572,428
4.10%, 3/25/25	USD	175,000	174,456
4.30%, 3/25/28	USD	400,000	396,052
4.78%, 3/25/38	USD	425,000	421,690
Dell Technologies, Inc. (United States) 5.45%, 6/15/23(c)	USD	550,000	577,707
Elanco Animal Health, Inc. (United States)(d) 4.90%, 8/28/28(c)	USD	1,025,000	1,040,128
Ford Motor Credit Co. LLC(d) (United States) 5.875%, 8/2/21	USD	1,800,000	1,882,432
4.14%, 2/15/23	USD	1,150,000	1,131,196

	PAR VALUE		VALUE
Grupo Televisa SAB (Mexico) 8.50%, 3/11/32	USD	1,264,000	$1,577,124
6.125%, 1/31/46	USD	475,000	516,578
HCA Holdings, Inc. (United States) 4.75%, 5/1/23	USD	2,500,000	2,546,875
Imperial Brands PLC (United Kingdom) 4.25%, 7/21/25(c)	USD	2,050,000	2,032,523
Kinder Morgan, Inc. (United States) 6.95%, 1/15/38	USD	3,550,000	4,293,416
LafargeHolcim, Ltd. (Switzerland) 7.125%, 7/15/36	USD	1,150,000	1,381,999
4.75%, 9/22/46(c)	USD	650,000	591,219
Macy’s, Inc. (United States) 6.70%, 9/15/28	USD	50,000	52,377
6.90%, 4/1/29	USD	75,000	79,332
6.70%, 7/15/34	USD	425,000	435,347
Millicom International Cellular SA(d) (Luxembourg) 5.125%, 1/15/28(c)	USD	2,125,000	1,955,000
Molex Electronic Technologies LLC (United States) (d) 2.878%, 4/15/20(c)	USD	731,000	722,976
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	1,125,000	1,017,484
Naspers, Ltd. (South Africa) 5.50%, 7/21/25(c)	USD	1,875,000	1,935,600
4.85%, 7/6/27(c)	USD	1,850,000	1,817,625
RELX PLC (United Kingdom) 8.625%, 1/15/19	USD	58,000	58,910
3.125%, 10/15/22	USD	574,000	560,898
3.50%, 3/16/23	USD	325,000	320,778
Telecom Italia SPA (Italy) 7.175%, 6/18/19	USD	200,000	203,500
6.375%, 6/24/19	GBP	800,000	1,074,004
7.20%, 7/18/36	USD	1,000,000	1,030,000
7.721%, 6/4/38	USD	2,000,000	2,120,000
TransCanada Corp. (Canada) 5.625%, 5/20/75(b)(g)	USD	1,800,000	1,764,000
5.30%, 3/15/77(b)(g)	USD	2,625,000	2,497,031
Twenty-First Century Fox, Inc. (United States) 6.65%, 11/15/37	USD	1,100,000	1,452,288
6.15%, 2/15/41	USD	550,000	700,146
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(c)	USD	2,200,000	2,024,000
United Technologies Corp. (United States) 3.35%, 8/16/21	USD	175,000	174,748
3.65%, 8/16/23	USD	625,000	621,892
Verizon Communications, Inc. (United States) 5.012%, 4/15/49	USD	2,000,000	2,030,649

			62,682,651
UTILITIES: 4.5%
Dominion Energy, Inc. (United States) 5.75%, 10/1/54(b)(g)	USD	2,725,000	2,834,804
Enel SPA (Italy) 3.375%, 11/24/81(b)(g)	EUR	2,900,000	3,198,694
The Southern Co. (United States) 5.50%, 3/15/57(b)(g)	USD	3,600,000	3,648,883

			9,682,381

			100,400,196

TOTAL DEBT SECURITIES (Cost $216,248,368)			$210,466,905

See accompanying Notes to Portfolio of Investments	Dodge & Cox Global Bond Fund / 2

Portfolio of Investments (unaudited)	September 30, 2018

SHORT-TERM INVESTMENTS: 1.1%

	PAR VALUE/ SHARES		VALUE
REPURCHASE AGREEMENT: 0.7%
Fixed Income Clearing Corporation(e) 1.40%, dated 9/28/18, due 10/1/18, maturity value $1,390,162	USD	1,390,000	$1,390,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	USD	859,575	859,575

TOTAL SHORT-TERM INVESTMENTS (Cost $2,249,575)			$2,249,575

TOTAL INVESTMENTS IN SECURITIES (Cost $218,497,943)		98.8%	$212,716,480
OTHER ASSETS LESS LIABILITIES		1.2%	2,657,268

NET ASSETS		100.0%	$215,373,748

(a)	Inflation-linked
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Subsidiary (see below)
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 1.25%, 7/31/23. Total collateral value is $1,420,486.
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Dual currency bond. Issued in USD but pays in ARS at maturity.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

ARS:Argentine Peso

BRL:Brazilian Real

COP:Colombian Peso

EUR:Euro

GBP:British Pound

IDR:Indonesian Rupiah

INR:Indian Rupee

MXN:Mexican Peso

PLN:Polish Zloty

TRY:Turkish Lira

USD:United States Dollar

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note - Short Position	35	12/19/18	$(4,157,344)	$45,205
Euro-Bund Future - Short Position	52	12/6/18	(9,586,887)	61,406
Euro-Buxl Future - Short Position	8	12/6/18	(1,619,154)	6,605
Long-Term U.S. Treasury Bond - Short Position	85	12/19/18	(11,942,500)	329,204
Ultra Long-Term U.S. Treasury Bond - Short Position	29	12/19/18	(4,474,156)	150,493

				$592,913

CENTRALLY CLEARED INTEREST RATE SWAPS

Notional Amount	Expiration Date	Fixed Rate	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Pay Fixed (Semi-Annually)/Receive USD LIBOR 3-Month (Quarterly):
$5,810,000	3/20/29	3.00%	$72,900	$2,394	$70,521
1,450,000	3/20/49	3.00%	39,365	8,680	30,703

			$112,265	$11,074	$101,224

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to sell BRL:
Goldman Sachs	8/13/19	1,020,656	4,039,756	$52,578
Contracts to sell EUR:
Barclays	10/24/18	538,005	450,000	14,635
Barclays	10/24/18	1,051,956	900,000	5,215
Barclays	10/24/18	1,026,775	875,000	9,110
Barclays	10/24/18	992,685	850,000	4,096
Barclays	1/9/19	1,303,867	1,100,000	15,671
Barclays	2/13/19	1,728,891	1,500,000	(33,065)
Citibank	10/24/18	383,048	325,000	5,059
Citibank	2/13/19	5,951,083	5,150,000	(98,300)
Citibank	2/13/19	499,358	425,000	137
Goldman Sachs	2/13/19	519,395	450,000	(9,192)
Contracts to sell GBP:
Barclays	3/13/19	952,448	725,000	(189)
Citibank	10/24/18	140,642	100,000	10,175

Unrealized gain on currency forward contracts				116,676
Unrealized loss on currency forward contracts				(140,746)

Net unrealized loss on currency forward contracts				$(24,070)

3 / Dodge & Cox Global Bond Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Other investments for which market quotes are readily available are valued at market value. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$—	$52,154,180	$—
Government-Related	—	12,262,847	—
Securitized	—	45,649,682	—
Corporate	—	100,400,196	—
Short-term Investments
Repurchase Agreement	—	1,390,000	—
Money Market Fund	859,575	—	—

Total Securities	$859,575	$211,856,905	$—

Other Investments
Futures Contracts
Appreciation	$592,913	$—	$—
Swaps
Appreciation	—	101,224	—
Currency Forward Contracts
Appreciation	—	116,676	—
Depreciation	—	(140,746)	—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at September 30, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund / 4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: February 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: February 4, 2019